UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2021

Date of reporting period:    May 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAY    05.31.21

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Risk Allocation Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

July 14, 2021

This report provides management’s discussion of fund performance for the AB Global Risk Allocation Fund for the semi-annual reporting period ended May 31, 2021.

The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2021 (unaudited)

	6 Months	12 Months

AB GLOBAL RISK ALLOCATION FUND

Class A Shares	14.08%	31.18%

Class C Shares	13.62%	30.20%

Advisor Class Shares[1]	14.19%	31.53%

Class R Shares[1]	13.85%	30.69%

Class K Shares[1]	14.09%	31.18%

Class I Shares[1]	14.29%	31.59%

Primary Benchmark: MSCI World Index	16.11%	40.63%

Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Barclays Global Aggregate Bond Index	9.01%	25.22%

Bloomberg Barclays Global Aggregate Bond Index	-1.03%	4.47%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index, and its blended benchmark, a 60% / 40% blend of MSCI World Index / Bloomberg Barclays Global Aggregate Bond Index, respectively, for the six- and 12-month periods ended May 31, 2021. The table also includes the individual performance of the Bloomberg Barclays Global Aggregate Bond Index.

During both periods, all share classes of the Fund underperformed the primary benchmark and outperformed the blended benchmark, before sales charges. Global equities and commodities strongly outperformed

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other asset classes over both periods. The Fund is strategically diversified in multi-asset exposures, and therefore has a lesser exposure to global equities than the primary and blended benchmarks, which detracted from relative returns. This underweight was partially offset by an allocation to commodities, while other asset classes lagged on a relative basis.

During both periods, global equities, commodities and Treasury inflation-protected securities (“TIPS”) exposures contributed positively to performance on an absolute basis. Interest-rate sensitive exposures detracted over the six-month period.

During both periods, the Fund utilized derivatives for hedging and investment purposes in the form of futures, credit default swaps, inflation swaps and total return swaps, which added to absolute returns, while interest rate swaps and variance swaps detracted; currency forwards added for the six-month period and detracted for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

Global equities reached post-pandemic highs, recording strong double-digit returns for the six-month period ended May 31, 2021. Global economies continued to rebound from record GDP contractions, supported by extensive monetary and fiscal stimulus from central banks and governments. Massive US stimulus under the Biden administration, the acceleration of worldwide vaccine distribution and easing restrictions further supported the global economic recovery. Toward the end of the period, markets became more volatile as inflationary fears precipitated a rise in longer-term interest rates, which pressured the valuations of many market-leading growth stocks and boosted a rotation into cyclical and value-oriented shares. Small-cap stocks outperformed large-cap stocks on a relative basis, and intervals of market rotation led value-style stocks to substantially outperform their growth-style peers.

Global fixed-income market returns were mixed, with elevated volatility and dispersion between regions and credit sectors. Developed-market government bonds fell sharply in all major developed markets except Japan. Historically low interest rates also set the stage for a sharp rebound in risk assets. Emerging-market high-yield sovereign bonds, along with emerging- and developed-market high-yield corporates, led significant gains as investors searched for higher yields. Emerging-market corporate and local-currency bonds also had positive results. Investment-grade developed- and emerging-market corporate bonds had negative results during the period. Securitized assets also fell but outperformed US Treasuries. The US dollar fell against all major developed-market currencies, except the yen, and was mixed against emerging-market currencies. Brent crude oil prices rebounded significantly on the improved global economic outlook and OPEC+ production cuts. In addition, copper advanced strongly, partly due to increased demand for infrastructure and green-energy initiatives.

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The Fund’s Senior Investment Management Team uses proprietary quantitative signals along with fundamental research insights when allocating risk to equities, interest-rate exposure and inflation-sensitive assets. Over the 12-month period, the Fund maintained its overweight in risk allocation to equities. Over the six-month period, the Fund increased its equity exposure and reduced its interest-rate exposure. The Fund also reduced its commodity futures exposure toward the end of the period. Within interest-rate allocation, the Fund continued to underweight negative yielding countries.

INVESTMENT POLICIES

The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income and inflation-sensitive instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a risk-balanced approach. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, the Adviser assesses the volatility, tail loss and return potential of each asset. Fund assets are then allocated among asset classes so that no asset class dominates the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on its determinations of volatility, tail loss and return potential.

The asset classes in which the Fund may invest include:

+	equity/credit: equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below)

+	fixed-income: fixed-income securities of the US and foreign governments and their agencies and instrumentalities

+	inflation-sensitive: global inflation-indexed securities (including TIPS) and commodity-related instruments and derivatives (including commodity futures).

The Fund’s investments within each asset class are generally index-based—typically, portfolios of individual securities, derivatives or exchange-traded funds (“ETFs”) intended to track the performance of segments within each particular asset class. The inflation-sensitive asset class consists of instruments, the prices of which are affected directly or indirectly by the level and change in the rate of inflation, such as commodity derivatives.

(continued on next page)

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Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch Ratings, which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund’s investments will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-US companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures contracts and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser considers factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions.

Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term US government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). In addition, the Fund may at times invest in shares of ETFs in lieu of making direct investments in securities.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein

(continued on next page)

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Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest without limitation in commodities and commodities-related instruments. The Fund is subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the Fund’s currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may also cause the Fund to take on currency exposure for purposes other than hedging, relying on its fundamental and quantitative research with the goal of increasing returns or managing risk. Currency-related investments may include currencies acquired on a spot (i.e., cash) basis and currency-related derivatives, including forward currency exchange contracts and options on currencies.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI World Index and the Bloomberg Barclays Global Aggregate Bond Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Allocation Risk: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value (“NAV”) when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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DISCLOSURES AND RISKS (continued)

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations hereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	31.18%	25.60%

5 Years	8.79%	7.85%

10 Years	6.06%	5.60%

CLASS C SHARES

1 Year	30.20%	29.20%

5 Years	7.98%	7.98%

10 Years[1]	5.27%	5.27%

ADVISOR CLASS SHARES[2]

1 Year	31.53%	31.53%

5 Years	9.06%	9.06%

10 Years	6.34%	6.34%

CLASS R SHARES[2]

1 Year	30.69%	30.69%

5 Years	8.42%	8.42%

10 Years	5.72%	5.72%

CLASS K SHARES[2]

1 Year	31.18%	31.18%

5 Years	8.75%	8.75%

10 Years	6.04%	6.04%

CLASS I SHARES[2]

1 Year	31.59%	31.59%

5 Years	9.15%	9.15%

10 Years	6.46%	6.46%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.38%, 2.14%, 1.13%, 1.72%, 1.41% and 1.08% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	23.04%

5 Years	7.25%

10 Years	5.74%

CLASS C SHARES

1 Year	26.55%

5 Years	7.38%

10 Years[1]	5.42%

ADVISOR CLASS SHARES[2]

1 Year	28.82%

5 Years	8.48%

10 Years	6.49%

CLASS R SHARES[2]

1 Year	28.05%

5 Years	7.83%

10 Years	5.86%

CLASS K SHARES[2]

1 Year	28.46%

5 Years	8.15%

10 Years	6.18%

CLASS I SHARES[2]

1 Year	28.87%

5 Years	8.54%

10 Years	6.60%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,140.80	$6.94	1.30%	$6.99	1.31%
Hypothetical**	$1,000	$1,018.45	$6.54	1.30%	$6.59	1.31%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,136.20	$10.97	2.06%	$11.02	2.07%
Hypothetical**	$1,000	$1,014.66	$10.35	2.06%	$10.40	2.07%
Advisor Class
Actual	$1,000	$1,141.90	$5.61	1.05%	$5.66	1.06%
Hypothetical**	$1,000	$1,019.70	$5.29	1.05%	$5.34	1.06%
Class R
Actual	$1,000	$1,138.50	$8.85	1.66%	$8.96	1.68%
Hypothetical**	$1,000	$1,016.65	$8.35	1.66%	$8.45	1.68%
Class K
Actual	$1,000	$1,140.90	$7.21	1.35%	$7.26	1.36%
Hypothetical**	$1,000	$1,018.20	$6.79	1.35%	$6.84	1.36%
Class I
Actual	$1,000	$1,142.90	$5.45	1.02%	$5.56	1.04%
Hypothetical**	$1,000	$1,019.85	$5.14	1.02%	$5.24	1.04%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2021 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $234.3

1

All data are as of May 31, 2021. The Fund’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Mongolia, Norway, Portugal, South Africa, Spain, Turkey and United Arab Emirates.

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PORTFOLIO SUMMARY (continued)

May 31, 2021 (unaudited)

TEN LARGEST HOLDINGS1

Security	U.S. $ Value	Percent of Net Assets

U.S. Treasury Inflation Index	$70,051,750	29.9%

Japanese Government CPI Linked Bond Series 21	22,622,006	9.7

iShares Russell 1000 Value ETF – Class E	6,728,789	2.9

iShares Russell 2000 Value ETF	3,362,327	1.4

VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E	3,123,897	1.3

iShares Global Energy ETF	2,561,392	1.1

Mexico Government International Bond	1,329,922	0.6

Vanguard Real Estate ETF	1,174,589	0.5

Vanguard Global ex-U.S. Real Estate ETF	1,169,357	0.5

PayPal Holdings, Inc.	328,405	0.1

	$112,452,434	48.0%

1	Long-term investments.

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CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2021 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 49.6%
Japan – 9.7%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	2,438,359	$22,622,006

United States – 39.9%
U.S. Treasury Inflation Index 0.25%, 01/15/2025 (TIPS)	U.S.$	15,202	16,608,471
0.375%, 07/15/2025 (TIPS)(a)		63,101	70,051,750
0.375%, 01/15/2027 (TIPS)		6,172	6,898,237

			93,558,458

Total Inflation-Linked Securities (cost $109,414,798)			116,180,464

		Shares
COMMON STOCKS – 30.5%
Information Technology – 5.0%
Communications Equipment – 0.2%
Cisco Systems, Inc./Delaware		2,148	113,629
F5 Networks, Inc.(b)		462	85,669
Juniper Networks, Inc.		2,077	54,688
Motorola Solutions, Inc.		840	172,460
Nokia Oyj(b)		5,115	26,690
Telefonaktiebolaget LM Ericsson – Class B		4,594	61,617

			514,753

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. – Class A		2,168	145,820
Arrow Electronics, Inc.(b)		775	93,256
Avnet, Inc.		1,566	68,998
CDW Corp./DE		1,016	168,067
Corning, Inc.		2,176	94,939
Flex Ltd.(b)		3,294	60,181
Hexagon AB		5,852	83,754
TE Connectivity Ltd.		878	119,127
Trimble, Inc.(b)		1,320	102,683
Vontier Corp.(b)		269	9,436

			946,261

IT Services – 1.5%
Accenture PLC – Class A		613	172,964
Akamai Technologies, Inc.(b)		806	92,053
Alliance Data Systems Corp.		215	26,026
Amadeus IT Group SA – Class A(b)		787	59,384
Atos SE		247	16,518
Automatic Data Processing, Inc.		831	162,893

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Black Knight, Inc.(b)	362	$26,567
Broadridge Financial Solutions, Inc.	1,174	187,229
Capgemini SE	360	67,309
CGI, Inc.(b)	1,595	142,567
Cognizant Technology Solutions Corp. – Class A	1,099	78,644
DXC Technology Co.(b)	635	24,079
Edenred	463	25,499
Fidelity National Information Services, Inc.	1,949	290,362
Fiserv, Inc.(b)	2,368	272,794
FleetCor Technologies, Inc.(b)	249	68,336
Gartner, Inc.(b)	575	133,308
Global Payments, Inc.	1,430	277,005
International Business Machines Corp.	502	72,158
Mastercard, Inc. – Class A	649	234,016
Paychex, Inc.	1,472	148,878
PayPal Holdings, Inc.(b)	1,263	328,405
Sabre Corp.(b)(c)	2,420	33,517
VeriSign, Inc.(b)	824	181,214
Visa, Inc. – Class A(c)	718	163,201
Western Union Co. (The) – Class W	3,117	76,273
Worldline SA/France(b)(d)	725	69,668

		3,430,867

Semiconductors & Semiconductor Equipment – 1.1%
Advanced Micro Devices, Inc.(b)	2,015	161,361
Analog Devices, Inc.	607	99,912
Applied Materials, Inc.	967	133,572
ASML Holding NV	269	181,734
Broadcom, Inc.	205	96,828
Infineon Technologies AG	1,599	64,659
Intel Corp.	1,884	107,614
KLA Corp.	609	192,986
Lam Research Corp.	384	249,542
Marvell Technology, Inc.	2,554	123,358
Maxim Integrated Products, Inc.	1,384	141,182
Microchip Technology, Inc.	789	123,834
Micron Technology, Inc.(b)	1,172	98,612
NVIDIA Corp.	256	166,344
NXP Semiconductors NV	516	109,093
Qorvo, Inc.(b)	444	81,128
QUALCOMM, Inc.	984	132,387
Skyworks Solutions, Inc.	431	73,270
STMicroelectronics NV	1,365	50,934
Texas Instruments, Inc.	847	160,777
Xilinx, Inc.	811	102,997

		2,652,124

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 1.5%
Adobe, Inc.(b)	449	$226,557
ANSYS, Inc.(b)	635	214,592
Autodesk, Inc.(b)	395	112,915
BlackBerry Ltd.(b)	2,745	27,585
Cadence Design Systems, Inc.(b)	1,796	228,074
CDK Global, Inc.	1,015	53,125
Cerence, Inc.(b)(c)	343	32,630
Citrix Systems, Inc.	604	69,436
Constellation Software, Inc./Canada	106	152,139
Dassault Systemes SE	646	148,377
Fortinet, Inc.(b)	1,023	223,566
Intuit, Inc.	570	250,281
Micro Focus International PLC (ADR)	345	2,525
Microsoft Corp.	995	248,432
NortonLifeLock, Inc.	1,835	50,756
Nuance Communications, Inc.(b)	2,749	145,422
Open Text Corp.	1,658	77,887
Oracle Corp.	1,536	120,945
Palo Alto Networks, Inc.(b)	297	107,885
Sage Group PLC (The)	5,404	50,253
salesforce.com, Inc.(b)	534	127,145
SAP SE	466	65,246
ServiceNow, Inc.(b)	428	202,821
Splunk, Inc.(b)	575	69,690
Synopsys, Inc.(b)	974	247,727
VMware, Inc. – Class A(b)(c)	527	83,208
Workday, Inc. – Class A(b)	384	87,829

		3,427,048

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	202,865
Dell Technologies, Inc. – Class C(b)	1,368	134,940
Hewlett Packard Enterprise Co.	3,043	48,566
HP, Inc.	2,579	75,384
NetApp, Inc.	1,082	83,714
Seagate Technology Holdings PLC	978	93,644
Topicus.com, Inc.(b)	197	12,579
Western Digital Corp.(b)	465	34,982
Xerox Holdings Corp.	1,717	40,264

		726,938

		11,697,991

Financials – 4.8%
Banks – 1.3%
ABN AMRO Bank NV (GDR)(b)(d)	1,125	15,064
Agricultural Bank of China Ltd. – Class H	420,000	170,419

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA(b)	3,189	$19,918
Banco de Sabadell SA(b)	16,277	12,522
Banco Santander SA(b)	3,967	16,708
Bank of America Corp.	1,350	57,226
Bank of China Ltd. – Class H	357,000	135,274
Bank of Communications Co., Ltd. – Class H	226,000	152,621
Bank of Ireland Group PLC(b)	2,334	15,125
Bank of Montreal	747	78,426
Bank of Nova Scotia (The)	862	58,026
Bankinter SA	3,395	19,386
Barclays PLC	10,110	26,254
BNP Paribas SA	331	22,788
CaixaBank SA	8,772	30,412
Canadian Imperial Bank of Commerce	584	68,868
China CITIC Bank Corp., Ltd. – Class H	265,000	144,849
China Construction Bank Corp. – Class H	233,000	191,975
China Everbright Bank Co., Ltd. – Class H	345,000	147,195
China Minsheng Banking Corp., Ltd. – Class H	212,400	113,010
CIT Group, Inc.	697	36,927
Citigroup, Inc.	564	44,392
Citizens Financial Group, Inc.	745	37,175
Comerica, Inc.	403	31,631
Commerzbank AG(b)	2,045	16,496
Credit Agricole SA	1,641	24,596
Danske Bank A/S	858	16,161
DNB ASA	1,818	40,575
Erste Group Bank AG	821	34,008
Fifth Third Bancorp	1,167	49,177
First Republic Bank/CA	402	76,959
HSBC Holdings PLC	5,317	34,379
Huntington Bancshares, Inc./OH	2,387	37,858
ING Groep NV	1,574	22,025
Intesa Sanpaolo SpA	18,206	53,452
JPMorgan Chase & Co.	448	73,579
KBC Group NV	411	33,646
KeyCorp	1,685	38,822
Lloyds Banking Group PLC	36,308	25,673
M&T Bank Corp.	381	61,223
National Bank of Canada	1,132	88,345
Natwest Group PLC	6,922	20,284
Nedbank Group Ltd.(b)	313	3,634
Nordea Bank Abp	3,090	33,568
Nordea Bank Abp (Finland)	88	954
People’s United Financial, Inc.	2,269	42,907
PNC Financial Services Group, Inc. (The)	291	56,652

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Raiffeisen Bank International AG	1,044	$24,880
Regions Financial Corp.	1,804	42,232
Royal Bank of Canada	718	74,662
Signature Bank/New York NY	215	53,696
Skandinaviska Enskilda Banken AB – Class A	3,315	42,835
Societe Generale SA	422	13,512
Standard Chartered PLC	2,940	21,152
Svenska Handelsbanken AB – Class A	2,923	33,422
Swedbank AB – Class A	1,696	31,135
Toronto-Dominion Bank (The)	1,045	75,318
Truist Financial Corp.	1,653	102,122
UniCredit SpA	1,079	13,792
US Bancorp	800	48,624
Wells Fargo & Co.	690	32,237

		3,140,783

Capital Markets – 1.3%
3i Group PLC	4,463	78,534
Affiliated Managers Group, Inc.	225	36,900
Ameriprise Financial, Inc.	250	64,960
Bank of New York Mellon Corp. (The)	853	44,424
BlackRock, Inc. – Class A	109	95,597
Brookfield Asset Management, Inc. – Class A	1,867	93,949
Charles Schwab Corp. (The)	1,564	115,501
CI Financial Corp.	2,261	41,980
CITIC Securities Co., Ltd. – Class H	80,000	221,205
CME Group, Inc. – Class A	377	82,473
Credit Suisse Group AG	1,310	14,314
Deutsche Bank AG(b)	1,113	16,773
Deutsche Boerse AG	355	58,048
Franklin Resources, Inc.	837	28,634
Goldman Sachs Group, Inc. (The)	162	60,267
Haitong Securities Co., Ltd. – Class H	98,800	94,562
Hargreaves Lansdown PLC	1,868	43,773
IGM Financial, Inc.	1,289	47,450
Intercontinental Exchange, Inc.	727	82,064
Invesco Ltd.	1,109	31,640
Investec PLC	4,737	20,838
Jefferies Financial Group, Inc.	1,464	47,038
Julius Baer Group Ltd.	634	43,077
London Stock Exchange Group PLC	1,249	134,020
Moody’s Corp.	325	108,989
Morgan Stanley	1,891	171,986
MSCI, Inc. – Class A	361	168,995
Nasdaq, Inc.	753	126,097
Natixis SA(b)	3,393	16,768

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ninety One PLC	2,368	$8,025
Northern Trust Corp.	412	49,930
Onex Corp.	648	47,477
Partners Group Holding AG	68	102,636
Quilter PLC(d)	3,254	7,078
Raymond James Financial, Inc.	418	55,423
S&P Global, Inc.	311	118,015
Schroders PLC	944	47,549
SEI Investments Co.	695	44,091
St. James’s Place PLC	2,130	42,138
Standard Life Aberdeen PLC	11,793	45,889
State Street Corp.	421	36,619
T. Rowe Price Group, Inc.	627	119,976
UBS Group AG	1,814	29,561

		2,945,263

Consumer Finance – 0.2%
Ally Financial, Inc.	1,228	67,184
American Express Co.	516	82,627
Capital One Financial Corp.	376	60,453
Discover Financial Services	568	66,604
Navient Corp.	1,339	24,463
Provident Financial PLC(b)	1,368	4,606
Synchrony Financial	1,033	48,974

		354,911

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. – Class B(b)	231	66,861
Element Fleet Management Corp.	3,194	36,116
EXOR NV	480	41,325
Groupe Bruxelles Lambert SA	1,242	140,927
IHS Markit Ltd.	1,109	116,789
Industrivarden AB – Class C	1,828	71,431
Investor AB	3,608	82,896
Kinnevik AB – Class B(b)	2,736	75,389
L E Lundbergforetagen AB – Class B	856	52,563
M&G PLC	1,555	5,377
Voya Financial, Inc.	775	50,778
Wendel SE	294	41,119

		781,571

Insurance – 1.7%
Admiral Group PLC	1,243	51,758
Aegon NV	4,545	21,547
Aflac, Inc.	1,388	78,672
Ageas SA/NV	832	53,826
Alleghany Corp.(b)	66	47,294
Allianz SE	222	58,955
Allstate Corp. (The)	643	87,840

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

American International Group, Inc.	720	$38,045
Aon PLC	435	110,216
Arch Capital Group Ltd.(b)	1,779	70,964
Arthur J Gallagher & Co.	958	140,452
Assicurazioni Generali SpA	1,915	39,330
Assurant, Inc.	420	67,683
Aviva PLC	5,185	30,215
Axis Capital Holdings Ltd.	710	38,084
Baloise Holding AG	288	47,946
Brighthouse Financial, Inc.(b)	60	2,920
China Life Insurance Co., Ltd. – Class H	44,000	93,337
Chubb Ltd.	371	63,066
Cincinnati Financial Corp.	705	85,806
CNP Assurances	1,623	29,840
Direct Line Insurance Group PLC	8,791	37,113
Everest Re Group Ltd.	214	55,631
Fairfax Financial Holdings Ltd.	85	39,923
Fidelity National Financial, Inc.	1,183	55,589
Gjensidige Forsikring ASA	2,409	54,269
Globe Life, Inc.	598	63,041
Great-West Lifeco, Inc.	2,017	62,010
Hannover Rueck SE	383	67,035
Hartford Financial Services Group, Inc. (The)	878	57,377
iA Financial Corp., Inc.	1,008	57,999
Intact Financial Corp.	960	130,357
Legal & General Group PLC	13,473	54,316
Lincoln National Corp.	446	31,126
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(b)	3,395	6,624
Loews Corp.	1,014	59,197
Manulife Financial Corp.	2,171	45,359
Mapfre SA	8,898	20,391
Markel Corp.(b)	39	47,794
Marsh & McLennan Cos., Inc.	753	104,178
MetLife, Inc.	661	43,203
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	61,022
New China Life Insurance Co., Ltd. – Class H	37,000	139,226
NN Group NV	985	50,135
Old Mutual Ltd.	9,763	10,080
Poste Italiane SpA(d)	5,111	71,661
Power Corp. of Canada	3,725	121,489
Principal Financial Group, Inc.	589	38,515
Progressive Corp. (The)	1,147	113,645
Prudential Financial, Inc.	336	35,942

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Prudential PLC	1,555	$33,086
Reinsurance Group of America, Inc. – Class A	376	47,387
RenaissanceRe Holdings Ltd.	388	59,799
RSA Insurance Group PLC	5,407	52,492
Sampo Oyj – Class A	886	42,199
SCOR SE(b)	791	25,750
Sun Life Financial, Inc.	1,344	72,393
Swiss Life Holding AG	132	68,822
Swiss Re AG	469	45,347
Travelers Cos., Inc. (The)	464	74,101
Trisura Group Ltd.(b)	7	925
Tryg A/S	4,038	95,893
UnipolSai Assicurazioni SpA	12,165	36,407
Unum Group	830	25,705
Willis Towers Watson PLC	352	91,999
WR Berkley Corp.	1,102	85,945
Zurich Insurance Group AG	154	64,772

		3,915,065

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	44,644
Annaly Capital Management, Inc.	3,658	33,910

		78,554

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	39,645

		11,255,792

Health Care – 3.3%
Biotechnology – 0.3%
AbbVie, Inc.	1,379	156,103
Alexion Pharmaceuticals, Inc.(b)	232	40,960
Alkermes PLC(b)	331	7,504
Amgen, Inc.	320	76,141
Biogen, Inc.(b)	169	45,204
BioMarin Pharmaceutical, Inc.(b)	341	26,359
Genmab A/S(b)	279	113,964
Gilead Sciences, Inc.	703	46,475
Grifols SA	2,271	63,214
Idorsia Ltd.(b)	213	5,809
Incyte Corp.(b)	189	15,834
Regeneron Pharmaceuticals, Inc.(b)	66	33,160
Seagen, Inc.(b)	303	47,071
United Therapeutics Corp.(b)	217	40,340
Vertex Pharmaceuticals, Inc.(b)	246	51,323

		769,461

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	1,269	$148,029
Alcon, Inc.	184	12,802
Align Technology, Inc.(b)	301	177,635
Arjo AB – Class B	2,759	27,538
Baxter International, Inc.	1,040	85,405
Becton Dickinson and Co.	362	87,564
Boston Scientific Corp.(b)	1,769	75,271
Coloplast A/S – Class B	742	117,747
Cooper Cos., Inc. (The)	246	96,789
Danaher Corp.	776	198,765
Demant A/S(b)	2,432	129,800
DENTSPLY SIRONA, Inc.	989	66,184
DexCom, Inc.(b)	430	158,838
Edwards Lifesciences Corp.(b)	960	92,064
Getinge AB – Class B	2,759	97,981
Hologic, Inc.(b)	1,129	71,195
IDEXX Laboratories, Inc.(b)	330	184,176
Intuitive Surgical, Inc.(b)	183	154,119
Koninklijke Philips NV	488	27,575
Medtronic PLC	683	86,461
ResMed, Inc.	778	160,151
Smith & Nephew PLC	4,175	90,943
Sonova Holding AG(b)	435	153,782
Stryker Corp.	486	124,061
Teleflex, Inc.	270	108,591
Unilever PLC	860	51,576
Zimmer Biomet Holdings, Inc.	375	63,124

		2,848,166

Health Care Providers & Services – 0.6%
AmerisourceBergen Corp. – Class A	482	55,305
Anthem, Inc.	274	109,112
Cardinal Health, Inc.	702	39,361
Centene Corp.(b)	956	70,362
Cigna Corp.	492	127,354
Covetrus, Inc.(b)	280	7,767
CVS Health Corp.	1,161	100,357
DaVita, Inc.(b)	632	75,884
Fresenius Medical Care AG & Co. KGaA	755	60,486
Fresenius SE & Co. KGaA	693	37,672
HCA Healthcare, Inc.	514	110,402
Henry Schein, Inc.(b)	702	53,380
Humana, Inc.	169	73,971
Laboratory Corp. of America Holdings(b)	407	111,714
McKesson Corp.	241	46,366
Mediclinic International PLC(b)	5,230	24,163

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

MEDNAX, Inc.(b)	637	$20,371
Patterson Cos., Inc.	1,039	33,809
Quest Diagnostics, Inc.	556	73,209
UnitedHealth Group, Inc.	310	127,695
Universal Health Services, Inc. – Class B	362	57,786

		1,416,526

Health Care Technology – 0.0%
Cerner Corp.	701	54,853

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	816	112,714
Eurofins Scientific SE(b)	1,160	124,278
Illumina, Inc.(b)	183	74,232
IQVIA Holdings, Inc.(b)	646	155,143
Lonza Group AG	278	179,716
Mettler-Toledo International, Inc.(b)	105	136,600
QIAGEN NV(b)	1,521	75,413
Thermo Fisher Scientific, Inc.	346	162,447
Waters Corp.(b)	286	92,164

		1,112,707

Pharmaceuticals – 0.7%
AstraZeneca PLC	729	83,087
Bausch Health Cos., Inc.(b)	834	26,814
Bayer AG	526	33,529
Bristol-Myers Squibb Co.	1,220	80,178
Eli Lilly & Co.	693	138,420
GlaxoSmithKline PLC	3,649	69,600
Hikma Pharmaceuticals PLC	2,641	91,479
Jazz Pharmaceuticals PLC(b)	223	39,723
Johnson & Johnson	554	93,764
Mallinckrodt PLC(b)	476	173
Merck & Co., Inc.	863	65,493
Merck KGaA	536	96,352
Novartis AG	923	81,538
Novo Nordisk A/S – Class B	1,284	101,367
Orion Oyj – Class B	948	41,856
Perrigo Co. PLC	428	19,748
Pfizer, Inc.	2,016	78,080
Roche Holding AG	268	93,814
Sanofi	604	64,624
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	20,235
UCB SA	558	52,376
Viatris, Inc.	1,277	19,461
Vifor Pharma AG	380	55,412

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Zoetis, Inc.	996	$175,973

		1,623,096

		7,824,809

Industrials – 3.3%
Aerospace & Defense – 0.5%
Airbus SE(b)	181	23,781
Babcock International Group PLC(b)	1,434	6,078
BAE Systems PLC	2,639	19,655
Boeing Co. (The)(b)	219	54,097
Bombardier, Inc. – Class B(b)	7,317	5,875
CAE, Inc.(b)	2,809	87,034
Dassault Aviation SA	11	13,813
General Dynamics Corp.	241	45,768
Howmet Aerospace, Inc.(b)	824	29,236
Huntington Ingalls Industries, Inc.	180	38,918
L3Harris Technologies, Inc.	1,019	222,203
Leonardo SpA	684	5,974
Lockheed Martin Corp.	198	75,676
Meggitt PLC(b)	2,664	19,166
Northrop Grumman Corp.	198	72,442
Raytheon Technologies Corp.	1,280	113,549
Rolls-Royce Holdings PLC(b)	5,507	8,344
Safran SA	174	26,310
Teledyne Technologies, Inc.(b)	130	54,531
Textron, Inc.	720	49,298
Thales SA	192	19,687
TransDigm Group, Inc.(b)	93	60,342

		1,051,777

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	51,809
Deutsche Post AG	500	33,963
DSV PANALPINA A/S	295	71,918
Expeditors International of Washington, Inc.	744	93,513
FedEx Corp.	189	59,499
Kuehne & Nagel International AG	139	46,927
Royal Mail PLC(b)	3,581	29,365
United Parcel Service, Inc. – Class B	471	101,077

		488,071

Airlines – 0.1%
American Airlines Group, Inc.(b)	507	12,290
Delta Air Lines, Inc.(b)	566	26,987
Deutsche Lufthansa AG(b)	656	8,539
easyJet PLC(b)	784	11,167
International Consolidated Airlines Group SA(b)	4,711	13,532
Southwest Airlines Co.(b)	528	32,451

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

United Airlines Holdings, Inc.(b)	315	$18,380

		123,346

Building Products – 0.2%
A O Smith Corp.	711	50,531
Assa Abloy AB – Class B	848	26,106
Carrier Global Corp.	587	26,961
Cie de Saint-Gobain(b)	254	17,050
Fortune Brands Home & Security, Inc.	681	70,252
Geberit AG	50	36,294
Johnson Controls International PLC	1,024	68,137
Masco Corp.	1,061	63,989
Otis Worldwide Corp.	293	22,951
Resideo Technologies, Inc.(b)	63	1,884

		384,155

Commercial Services & Supplies – 0.2%
Cintas Corp.	386	136,466
G4S PLC(e)(f)	3,969	13,800
ISS A/S(b)	413	8,774
Republic Services, Inc. – Class A	966	105,468
Securitas AB – Class B	1,405	23,004
Societe BIC SA	160	12,121
Stericycle, Inc.(b)	372	29,224
Waste Connections, Inc.	891	108,203
Waste Management, Inc.	916	128,863

		565,923

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	489	15,073
Boskalis Westminster	549	18,742
Bouygues SA	319	12,972
China Railway Group Ltd. – Class H	179,000	94,490
Eiffage SA	192	21,185
Epiroc AB – Class A	436	9,945
Epiroc AB – Class A(b)	436	157
Epiroc AB – Class B	520	10,550
Ferrovial SA	1,042	30,442
Fluor Corp.(b)(c)	716	13,246
HOCHTIEF AG	79	6,663
Metso Outotec Oyj	1,685	19,973
Orascom Construction PLC	173	934
Skanska AB – Class B	763	21,559
SNC-Lavalin Group, Inc.	1,097	30,148
Vinci SA	175	19,893

		325,972

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electrical Equipment – 0.2%
ABB Ltd.	788	$26,854
Acuity Brands, Inc.	140	26,005
AMETEK, Inc.	672	90,787
Eaton Corp. PLC	547	79,452
Emerson Electric Co.	688	65,835
Legrand SA	296	31,049
nVent Electric PLC	481	15,652
OSRAM Licht AG(b)	209	13,327
Prysmian SpA	537	18,540
Rockwell Automation, Inc.	235	61,974
Schneider Electric SE	198	31,514
Sensata Technologies Holding PLC(b)	858	50,991
Siemens Energy AG(b)	59	1,878
Vestas Wind Systems A/S	760	29,710

		543,568

Industrial Conglomerates – 0.1%
3M Co.	284	57,663
DCC PLC	173	14,690
General Electric Co.	1,596	22,440
Honeywell International, Inc.	378	87,284
Melrose Industries PLC	9,810	23,977
Roper Technologies, Inc.	184	82,802
Siemens AG	118	19,368
Smiths Group PLC	1,381	30,287

		338,511

Machinery – 0.6%
AGCO Corp.	496	68,632
Alfa Laval AB	849	31,661
Alstom SA(b)	671	37,864
ANDRITZ AG	354	20,670
Atlas Copco AB – Class A	436	26,696
Atlas Copco AB – Class B	520	27,102
Caterpillar, Inc.	323	77,869
CNH Industrial NV	1,193	20,512
Cummins, Inc.	221	56,859
Deere & Co.	289	104,358
Dover Corp.	428	64,414
Electrolux Professional AB – Class B(b)	748	5,118
Epiroc AB – Class B(b)	520	187
Flowserve Corp.	599	25,392
Fortive Corp.	674	48,878
GEA Group AG	378	16,447
Illinois Tool Works, Inc.	349	80,884
IMI PLC	1,187	27,951
Ingersoll Rand, Inc.(b)	413	20,501

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Kone Oyj – Class B	326	$26,522
MAN SE	62	5,451
Middleby Corp. (The)(b)	251	41,234
Neles Oyj	392	5,856
PACCAR, Inc.	502	45,963
Parker-Hannifin Corp.	211	65,020
Pentair PLC	481	33,175
Sandvik AB	907	24,110
Schindler Holding AG	78	23,206
Schindler Holding AG (REG)	81	23,534
SKF AB – Class B	706	19,093
Snap-on, Inc.	233	59,326
Stanley Black & Decker, Inc.	329	71,327
Trane Technologies PLC	469	87,422
Volvo AB – Class B	910	23,983
Wartsila Oyj Abp	732	9,879
Weir Group PLC (The)(b)	503	13,707
Westinghouse Air Brake Technologies Corp.	457	37,821
Xylem, Inc./NY	796	94,024
Zardoya Otis SA	1,731	12,074

		1,484,722

Marine – 0.0%
AP Moller – Maersk A/S – Class A	10	26,359
AP Moller – Maersk A/S – Class B	9	24,823

		51,182

Professional Services – 0.5%
Adecco Group AG	233	16,126
Bureau Veritas SA(b)	963	29,528
Capita PLC(b)	1,612	918
CoStar Group, Inc.(b)	287	245,098
Equifax, Inc.	383	90,020
Experian PLC	1,125	43,103
Intertek Group PLC	254	19,525
Jacobs Engineering Group, Inc.	615	87,379
ManpowerGroup, Inc.	340	41,137
Nielsen Holdings PLC	827	22,503
Randstad NV	258	20,091
RELX PLC	1,139	29,845
RELX PLC (London)	1,122	29,225
Robert Half International, Inc.	701	62,242
SGS SA	10	31,242
Thomson Reuters Corp.	1,197	117,238
Verisk Analytics, Inc. – Class A	637	110,093
Wolters Kluwer NV	490	47,058

		1,042,371

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Road & Rail – 0.3%
AMERCO	94	$54,054
Canadian National Railway Co.	661	74,414
Canadian Pacific Railway Ltd.	1,400	113,687
CSX Corp.	526	52,663
JB Hunt Transport Services, Inc.	438	75,135
Kansas City Southern	333	99,127
Norfolk Southern Corp.	311	87,360
Union Pacific Corp.	324	72,813

		629,253

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	18,703
Ashtead Group PLC	560	40,851
Brenntag SE	322	30,240
Bunzl PLC	677	21,928
Fastenal Co.	1,510	80,090
Ferguson PLC	296	40,200
Finning International, Inc.	1,846	45,842
Rexel SA(b)	970	19,736
Travis Perkins PLC(b)	697	16,219
United Rentals, Inc.(b)	195	65,122
WW Grainger, Inc.	196	90,583

		469,514

Transportation Infrastructure – 0.1%
Aena SME SA(b)(d)	131	22,816
Aeroports de Paris(b)	132	17,935
Atlantia SpA(b)	613	11,687
Fraport AG Frankfurt Airport Services Worldwide(b)	264	18,360
Getlink SE	1,705	26,889
Macquarie Infrastructure Corp.(b)	570	19,882

		117,569

		7,615,934

Consumer Staples – 2.7%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	25,444
Brown-Forman Corp. – Class B	1,553	124,799
Carlsberg AS – Class B	434	79,712
Coca-Cola Co. (The)	2,349	129,876
Coca-Cola European Partners PLC	1,012	60,876
Coca-Cola HBC AG(b)	1,304	47,452
Constellation Brands, Inc. – Class A	321	76,950
Diageo PLC	1,525	73,541
Heineken Holding NV	450	45,554

30 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Heineken NV	502	$60,091
Keurig Dr Pepper, Inc.	924	34,151
Molson Coors Beverage Co. – Class B(b)	775	45,198
Monster Beverage Corp.(b)	1,264	119,157
PepsiCo, Inc.	845	125,009
Pernod Ricard SA	347	76,609
Remy Cointreau SA	337	70,286

		1,194,705

Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. – Class B	3,374	123,392
Carrefour SA	1,249	25,414
Casino Guichard Perrachon SA(b)	448	14,463
Costco Wholesale Corp.	505	191,026
Distribuidora Internacional de Alimentacion SA(b)	6,300	607
Empire Co., Ltd. – Class A	3,731	127,676
Etablissements Franz Colruyt NV	915	55,745
George Weston Ltd.	1,283	125,587
ICA Gruppen AB	1,334	65,430
J Sainsbury PLC	10,711	40,320
Jeronimo Martins SGPS SA	2,095	40,531
Koninklijke Ahold Delhaize NV	1,925	56,041
Kroger Co. (The)	1,741	64,382
Loblaw Cos., Ltd.	1,937	119,198
METRO AG	963	12,499
Metro, Inc./CN	3,499	169,440
Rite Aid Corp.(b) (c)	91	1,663
Sysco Corp.	1,355	109,755
Tesco PLC	11,257	35,631
Walgreens Boots Alliance, Inc.	793	41,759
Walmart, Inc.	1,159	164,613
Wm Morrison Supermarkets PLC	13,410	33,643

		1,618,815

Food Products – 0.8%
Archer-Daniels-Midland Co.	1,514	100,726
Aryzta AG(b)	6,292	8,441
Associated British Foods PLC(b)	933	30,647
Barry Callebaut AG	33	75,091
Bunge Ltd.	891	77,357
Campbell Soup Co.(c)	1,279	62,249
Chocoladefabriken Lindt & Spruengli AG	9	84,947
Chocoladefabriken Lindt & Spruengli AG (REG)	1	100,167
Conagra Brands, Inc.	1,969	75,019
Danone SA	580	41,345
General Mills, Inc.	1,305	82,032

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hershey Co. (The)	758	$131,172
Hormel Foods Corp.(c)	1,930	93,682
Ingredion, Inc.	628	59,616
JM Smucker Co. (The)	614	81,840
Kellogg Co.	1,053	68,961
Kerry Group PLC – Class A	503	68,057
Kraft Heinz Co. (The)	886	38,621
McCormick & Co., Inc./MD	1,800	160,308
Mondelez International, Inc. – Class A	1,174	74,584
Mowi ASA	1,945	50,640
Nestle SA	608	75,099
Orkla ASA	3,826	39,900
Saputo, Inc.	2,289	79,430
Tate & Lyle PLC	4,685	50,892
Tyson Foods, Inc. – Class A	1,060	84,270

		1,895,093

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	140,512
Clorox Co. (The)	669	118,232
Colgate-Palmolive Co.	1,207	101,123
Edgewell Personal Care Co.	667	30,268
Essity AB – Class B	1,288	44,580
Henkel AG & Co. KGaA	338	33,535
Henkel AG & Co. KGaA (Preference Shares)	356	41,005
Kimberly-Clark Corp.	706	92,225
Procter & Gamble Co. (The)	1,192	160,741
Reckitt Benckiser Group PLC	499	45,009
Spectrum Brands Holdings, Inc.	587	52,178

		859,408

Personal Products – 0.2%
Beiersdorf AG	471	55,839
Coty, Inc. – Class A(b)(c)	2,104	18,747
Estee Lauder Cos., Inc. (The) – Class A	855	262,075
L’Oreal SA	228	103,220
Unilever PLC	811	48,610

		488,491

Tobacco – 0.1%
Altria Group, Inc.	1,060	52,173
British American Tobacco PLC	579	22,300
British American Tobacco PLC (Sponsored ADR)(c)	643	24,865
Imperial Brands PLC	987	22,378
Philip Morris International, Inc.	715	68,948
Swedish Match AB	13,450	124,697

		315,361

		6,371,873

32 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 2.6%
Chemicals – 1.4%
Air Liquide SA	447	$76,019
Air Products and Chemicals, Inc.	522	156,422
Akzo Nobel NV	408	52,091
Albemarle Corp.	546	91,226
Arkema SA	294	38,953
Axalta Coating Systems Ltd.(b)	2,149	69,714
BASF SE	444	36,351
Celanese Corp. – Class A	722	119,455
CF Industries Holdings, Inc.	1,192	63,379
Chr Hansen Holding A/S(b)	469	42,101
Corteva, Inc.	701	31,895
Covestro AG(d)	458	31,991
Croda International PLC	632	62,550
Dow, Inc.	701	47,962
DuPont de Nemours, Inc.	701	59,298
Eastman Chemical Co.	794	99,568
Ecolab, Inc.	833	179,162
EMS-Chemie Holding AG	47	44,135
Evonik Industries AG	1,232	44,235
FMC Corp.	742	86,584
FUCHS PETROLUB SE (Preference Shares)	915	47,018
Givaudan SA	25	111,734
International Flavors & Fragrances, Inc.	533	75,510
Johnson Matthey PLC	1,127	48,616
K&S AG(b)	1,009	13,945
Koninklijke DSM NV	642	118,301
LANXESS AG	442	33,036
Linde PLC	436	131,062
Livent Corp.(b)(c)	693	13,520
LyondellBasell Industries NV – Class A	645	72,640
Methanex Corp.	1,103	39,215
Mosaic Co. (The)	2,007	72,533
Novozymes A/S – Class B	559	40,795
Nutrien Ltd.	3,184	198,017
PPG Industries, Inc.	660	118,615
Sherwin-Williams Co. (The)	693	196,486
Sika AG	360	115,906
Solvay SA	330	44,665
Symrise AG	710	94,433
Umicore SA	1,130	67,999
WR Grace & Co.	870	59,612
Yara International ASA	866	46,196

		3,192,945

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction Materials – 0.1%
CRH PLC	1,075	$56,240
HeidelbergCement AG	356	32,538
Holcim Ltd.(b)	595	35,598
Imerys SA	563	29,402
Martin Marietta Materials, Inc.	237	86,185
Vulcan Materials Co.	393	72,045

		312,008

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	215,678
Ball Corp.	1,802	148,052
CCL Industries, Inc. – Class B	1,790	101,009
Crown Holdings, Inc.	1,332	137,516
International Paper Co.	1,270	80,137
Packaging Corp. of America	678	100,785
Sealed Air Corp.	1,509	85,802
Westrock Co.	1,050	61,236

		930,215

Metals & Mining – 0.6%
Agnico Eagle Mines Ltd.	888	63,936
Anglo American PLC	1,415	62,816
Antofagasta PLC	2,036	44,574
ArcelorMittal SA(b)	987	31,922
Arconic Corp.(b)	206	7,451
Barrick Gold Corp. (London)	1,911	45,014
Barrick Gold Corp. (Toronto)	2,364	56,964
BHP Group PLC	1,449	43,694
Boliden AB	977	39,248
Eldorado Gold Corp.(b)	1,427	16,951
First Quantum Minerals Ltd.	3,202	79,649
Franco-Nevada Corp.	739	110,546
Freeport-McMoRan, Inc.	2,604	111,243
Fresnillo PLC	1,276	16,273
Glencore PLC(b)	5,705	25,952
Kinross Gold Corp.	6,730	54,540
Newmont Corp.	1,386	101,843
Newmont Corp. (Toronto)	1,053	77,368
Norsk Hydro ASA	4,362	28,261
Nucor Corp.	910	93,311
Rio Tinto PLC	669	57,533
Teck Resources Ltd. – Class B	2,652	65,419
thyssenkrupp AG(b)	1,007	11,861
Turquoise Hill Resources Ltd.(b)	641	11,445
voestalpine AG	636	28,549
Wheaton Precious Metals Corp.	1,870	89,704
Yamana Gold, Inc.	7,199	37,722

		1,413,789

34 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.1%
Mondi PLC	1,889	$51,014
Stora Enso Oyj – Class R	2,477	44,127
Svenska Cellulosa AB SCA – Class B	1,288	21,535
UPM-Kymmene Oyj	1,348	51,475
West Fraser Timber Co., Ltd.	1,065	81,952

		250,103

		6,099,060

Consumer Discretionary – 2.6%
Auto Components – 0.2%
Aptiv PLC(b)	302	45,427
Autoliv, Inc.	287	30,431
BorgWarner, Inc.	676	34,672
Cie Generale des Etablissements Michelin SCA – Class B	199	30,415
Continental AG(b)	107	15,865
Faurecia SE(b)	50	2,739
Goodyear Tire & Rubber Co. (The)(b)	816	16,181
Lear Corp.	199	38,479
Linamar Corp.	630	41,246
Magna International, Inc. – Class A (Canada)	729	73,307
Nokian Renkaat Oyj	578	23,150
Schaeffler AG (Preference Shares)	1,288	11,945
Valeo SA	282	9,266
Veoneer, Inc.(b)(c)	287	6,793

		379,916

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	26,752
Bayerische Motoren Werke AG (Preference Shares)	288	26,271
Daimler AG	349	32,561
Ferrari NV	303	63,890
Ford Motor Co.(b)	2,754	40,016
General Motors Co.(b)	869	51,540
Harley-Davidson, Inc.	457	22,151
Porsche Automobil Holding SE (Preference Shares)	377	41,942
Renault SA(b)	203	8,424
Stellantis NV	3,025	59,238
Tesla, Inc.(b)	270	168,809
Volkswagen AG	151	55,139
Volkswagen AG (Preference Shares)	138	37,991

		634,724

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Distributors – 0.0%
Genuine Parts Co.	435	$57,037
LKQ Corp.(b)	877	44,692

		101,729

Diversified Consumer Services – 0.0%
H&R Block, Inc.(c)	830	20,600

Hotels, Restaurants & Leisure – 0.5%
Accor SA(b)	515	20,509
Aramark	1,174	43,849
Booking Holdings, Inc.(b)	17	40,146
Carnival Corp.(b)	557	16,465
Carnival PLC(b)	409	10,243
Chipotle Mexican Grill, Inc. – Class A(b)	57	78,203
Compass Group PLC(b)	1,758	40,074
Darden Restaurants, Inc.	368	52,709
Domino’s Pizza, Inc.	151	64,457
Expedia Group, Inc.(b)	215	38,044
Flutter Entertainment PLC(b)	226	42,232
Hilton Worldwide Holdings, Inc.(b)	532	66,644
InterContinental Hotels Group PLC(b)	470	32,728
Las Vegas Sands Corp.(b)	477	27,547
Marriott International, Inc./MD – Class A(b)	350	50,253
McDonald’s Corp.	324	75,780
MGM Resorts International	769	32,967
Norwegian Cruise Line Holdings Ltd.(b)(c)	485	15,472
Restaurant Brands International, Inc.	668	46,587
Royal Caribbean Cruises Ltd.(b)	277	25,836
Sodexo SA(b)	224	21,618
Starbucks Corp.	666	75,844
Travel & Leisure Co.	277	18,047
TUI AG(b)	3,055	18,717
Whitbread PLC(b)	756	34,049
Wyndham Hotels & Resorts, Inc.	277	20,792
Wynn Resorts Ltd.(b)	179	23,605
Yum! Brands, Inc.	630	75,581

		1,108,998

Household Durables – 0.3%
Barratt Developments PLC	2,559	27,389
Berkeley Group Holdings PLC	550	36,452
DR Horton, Inc.	836	79,663
Electrolux AB – Class B	748	21,294
Garmin Ltd.	605	86,055
Husqvarna AB – Class B	2,521	37,133
Leggett & Platt, Inc.	679	37,365
Lennar Corp. – Class A	555	54,951

36 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Lennar Corp. – Class B	11	$861
Mohawk Industries, Inc.(b)	156	32,866
Newell Brands, Inc.	610	17,501
Persimmon PLC	763	34,116
PulteGroup, Inc.	1,261	72,873
SEB SA	178	33,399
Taylor Wimpey PLC	9,372	22,722
Toll Brothers, Inc.	690	45,016
Whirlpool Corp.	167	39,594

		679,250

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.(b)	29	93,469
eBay, Inc.	1,712	104,226
MercadoLibre, Inc.(b)	134	182,062
Qurate Retail, Inc.	1,207	16,451
Zalando SE(b) (d)	491	52,445

		448,653

Leisure Products – 0.0%
Hasbro, Inc.	367	35,221
Mattel, Inc.(b)	1,058	22,440
Nordic Entertainment Group AB – Class B(b)	65	3,133
Polaris, Inc.	248	32,543

		93,337

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. – Class A	300	51,345
Dollar General Corp.	382	77,531
Dollar Tree, Inc.(b)	304	29,640
Dollarama, Inc.	1,356	59,311
Kohl’s Corp.	485	26,913
Macy’s, Inc.(b)	699	12,778
Marks & Spencer Group PLC(b)	4,897	11,450
Next PLC(b)	400	46,193
Nordstrom, Inc.(b)	496	16,636
Target Corp.	562	127,529

		459,326

Specialty Retail – 0.4%
Advance Auto Parts, Inc.	173	32,823
AutoNation, Inc.(b)	587	59,950
AutoZone, Inc.(b)	47	66,110
Bed Bath & Beyond, Inc.(b)(c)	660	18,473
Best Buy Co., Inc.	397	46,147
CarMax, Inc.(b)	276	31,793
CECONOMY AG(b)	963	5,412
Dick’s Sporting Goods, Inc.(c)	553	53,934

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Dixons Carphone PLC(b)	4,868	$9,426
Dufry AG(b)	127	8,020
Foot Locker, Inc.	407	25,759
Gap, Inc. (The)	852	28,499
H & M Hennes & Mauritz AB – Class B(b)	936	24,192
Home Depot, Inc. (The)	245	78,133
Industria de Diseno Textil SA	757	29,421
Kingfisher PLC(b)	6,282	31,882
L Brands, Inc.(b)	409	28,577
Lowe’s Cos., Inc.	362	70,529
O’Reilly Automotive, Inc.(b)	119	63,679
Ross Stores, Inc.	451	57,002
Signet Jewelers Ltd.(b)	287	17,387
TJX Cos., Inc. (The)	1,056	71,322
Tractor Supply Co.	570	103,569
Ulta Beauty, Inc.(b)	91	31,428
Wickes Group PLC(b)	782	2,841

		996,308

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	138	50,327
Burberry Group PLC(b)	981	29,683
Capri Holdings Ltd.(b)	474	26,880
Christian Dior SE	102	81,945
Cie Financiere Richemont SA	285	34,525
EssilorLuxottica SA	493	85,599
Gildan Activewear, Inc.	1,287	46,556
Hanesbrands, Inc.(c)	1,331	26,008
Hermes International	67	93,347
HUGO BOSS AG	261	14,817
Kering SA	75	68,685
Kontoor Brands, Inc.(c)	82	5,250
Lululemon Athletica, Inc.(b)	362	116,973
LVMH Moet Hennessy Louis Vuitton SE	90	72,093
NIKE, Inc. – Class B	676	92,247
Pandora A/S	240	32,417
Puma SE	60	6,858
PVH Corp.(b)	229	26,294
Ralph Lauren Corp.(b)	379	47,026
Swatch Group AG (The)	56	20,271
Swatch Group AG (The) (REG)	301	20,815
Tapestry, Inc.(b)	597	26,799
Under Armour, Inc. – Class A(b)	1,122	25,335
Under Armour, Inc. – Class C(b)	1,242	23,672
VF Corp.	576	45,919

		1,120,341

		6,043,182

38 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 2.1%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,649	$94,240
American Electric Power Co., Inc.	1,054	90,644
Duke Energy Corp.	865	86,690
Edison International	797	44,528
EDP – Energias de Portugal SA	19,584	114,107
Electricite de France SA	3,570	50,494
Emera, Inc.	2,500	116,924
Endesa SA	3,408	98,257
Enel SpA	10,639	105,510
Entergy Corp.	880	92,629
Evergy, Inc.	973	60,316
Eversource Energy	1,141	92,638
Exelon Corp.	1,491	67,274
FirstEnergy Corp.	1,915	72,598
Fortis, Inc./Canada	2,662	121,460
Fortum Oyj	4,004	115,661
Hydro One Ltd.(d)	3,582	91,147
Iberdrola SA	8,326	114,765
NextEra Energy, Inc.	2,156	157,862
OGE Energy Corp.	1,973	68,069
Orsted AS(d)	1,497	228,935
Pinnacle West Capital Corp.	753	63,689
PPL Corp.	1,790	52,107
Red Electrica Corp. SA	3,748	75,045
Southern Co. (The)	1,397	89,296
SSE PLC	3,489	76,150
Terna Rete Elettrica Nazionale SpA	13,636	104,195
Xcel Energy, Inc.	1,190	84,347

		2,629,577

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	61,059
Atmos Energy Corp.	860	85,286
Enagas SA	3,496	82,118
Naturgy Energy Group SA	2,625	68,694
Snam SpA	22,765	133,969
UGI Corp.	1,317	60,648

		491,774

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	4,046	102,809

Multi-Utilities – 0.7%
Ameren Corp.	1,162	97,840
Atco Ltd./Canada – Class I	1,665	59,982

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Canadian Utilities Ltd. – Class A	2,932	$84,704
CenterPoint Energy, Inc.	2,121	53,661
Centrica PLC(b)	23,244	18,004
CMS Energy Corp.	1,535	96,306
Consolidated Edison, Inc.	866	66,890
Dominion Energy, Inc.	1,315	100,124
DTE Energy Co.	687	94,799
E.ON SE	6,694	81,409
Engie SA	3,398	50,781
National Grid PLC	4,604	61,454
NiSource, Inc.	2,608	66,504
Public Service Enterprise Group, Inc.	1,187	73,737
RWE AG	2,734	103,892
Sempra Energy	547	74,113
Suez SA	3,280	79,890
United Utilities Group PLC	6,181	85,932
Veolia Environnement SA	2,624	82,736
WEC Energy Group, Inc.	1,055	99,075

		1,531,833

Water Utilities – 0.1%
American Water Works Co., Inc.	869	134,712
Severn Trent PLC	2,353	81,787

		216,499

		4,972,492

Communication Services – 1.6%
Diversified Telecommunication Services – 0.6%
Altice USA, Inc. – Class A(b)	713	25,711
AT&T, Inc.	2,772	81,580
BCE, Inc.	3,032	150,740
BT Group PLC(b)	7,665	18,973
Charter Communications, Inc. – Class A(b)(c)	83	57,646
Comcast Corp. – Class A	824	47,248
Deutsche Telekom AG	2,256	46,952
Elisa Oyj	1,116	66,173
Eurazeo SE	635	56,179
Eutelsat Communications SA	1,132	14,242
Iliad SA	138	22,658
Koninklijke KPN NV	12,242	40,923
Liberty Global PLC(b)	1,811	49,295
Liberty Global PLC – Class A(b)	813	22,203
Liberty Latin America Ltd. – Class C(b)	1,189	17,098
Lumen Technologies, Inc.	3,838	53,118
Orange SA	2,176	27,769
Proximus SADP	1,770	36,074
Shaw Communications, Inc. – Class B	2,404	71,878

40 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sirius XM Holdings, Inc.(c)	4,633	$28,956
Swisscom AG	114	64,399
Telecom Italia SpA/Milano	31,583	16,910
Telecom Italia SpA/Milano (Savings Shares)	39,625	22,644
Telefonica Deutschland Holding AG	7,772	21,389
Telefonica SA	3,549	17,484
Telenet Group Holding NV	522	20,319
Telenor ASA	2,325	40,486
Telia Co. AB	12,753	56,602
TELUS Corp.	6,684	150,826
United Internet AG	623	25,983
Verizon Communications, Inc.	1,696	95,807

		1,468,265

Entertainment – 0.2%
Activision Blizzard, Inc.	841	81,787
Bollore SA	3,319	17,180
Electronic Arts, Inc.	495	70,750
Modern Times Group MTG AB – Class B(b)	90	1,271
Netflix, Inc.(b)	129	64,863
Vivendi SE(b)	1,098	39,989
Walt Disney Co. (The)(b)	1,074	191,870

		467,710

Interactive Media & Services – 0.3%
Adevinta ASA – Class B(b)	2,027	39,316
Alphabet, Inc. – Class A(b)	78	183,834
Alphabet, Inc. – Class C(b)	76	183,279
Auto Trader Group PLC(b)	4,579	36,437
Cars.com, Inc.(b)	283	4,135
Facebook, Inc. – Class A(b)	387	127,218
TripAdvisor, Inc.(b)	426	18,510
Twitter, Inc.(b)	1,866	108,228
Zillow Group, Inc. – Class C(b)(c)	848	99,487

		800,444

Media – 0.3%
Discovery, Inc. – Class A(b)(c)	1,012	32,495
Discovery, Inc. – Class C(b)	1,427	42,882
DISH Network Corp. – Class A(b)	297	12,926
Fox Corp. – Class A	338	12,624
Fox Corp. – Class B	340	12,335
Interpublic Group of Cos., Inc. (The)	1,393	46,930
ITV PLC(b)	7,799	14,173
JCDecaux SA(b)	889	26,043
Lagardere SCA(b)	819	20,716
Liberty Broadband Corp.(b)	346	57,536
Liberty Media Corp.-Liberty SiriusXM – Class A(b)	944	41,215

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Liberty Media Corp.-Liberty SiriusXM – Class C(b)	855	$37,201
News Corp. – Class A	2,510	67,745
Omnicom Group, Inc.	460	37,831
Pearson PLC	1,740	20,230
ProSiebenSat.1 Media SE(b)	638	14,325
Publicis Groupe SA	351	23,726
RTL Group SA	319	18,964
Schibsted ASA	973	47,424
Schibsted ASA – Class B	1,054	43,657
SES SA	1,380	11,485
TEGNA, Inc.	850	16,482
ViacomCBS, Inc. – Class B	829	35,166
WPP PLC	1,472	20,334

		714,445

Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA(b)	591	26,410
Rogers Communications, Inc. – Class B	2,193	113,222
T-Mobile US, Inc.(b)	970	137,206
Tele2 AB – Class B	4,849	66,048
Vodafone Group PLC	17,886	32,428

		375,314

		3,826,178

Energy – 1.3%
Energy Equipment & Services – 0.1%
Baker Hughes Co. – Class A	758	18,495
ChampionX Corp.(b)	214	5,671
Core Laboratories NV	280	11,704
Drilling Co. of 1972 A/S (The)(b)	38	1,612
Halliburton Co.	747	16,770
Helmerich & Payne, Inc.	490	13,843
NOV, Inc.(b)	851	13,718
Petrofac Ltd.(b)	6,919	13,032
Saipem SpA	858	2,131
Schlumberger NV	606	18,986
Tenaris SA	3,797	43,358
Weatherford International PLC(b)	1	12

		159,332

Oil, Gas & Consumable Fuels – 1.2%
Antero Resources Corp.(b)	1,271	16,409
APA Corp.	607	12,626
ARC Resources Ltd.	4,153	31,559
BP PLC	13,599	59,241
Cabot Oil & Gas Corp.	1,013	16,613

42 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Cameco Corp.	2,728	$54,445
Canadian Natural Resources Ltd.	1,035	35,855
Cenovus Energy, Inc.	5,037	40,903
Cheniere Energy, Inc.(b)	609	51,704
Chevron Corp.	571	59,264
China Petroleum & Chemical Corp. – Class H	230,000	124,518
China Shenhua Energy Co., Ltd. – Class H	99,000	218,602
Cimarex Energy Co.	268	18,157
ConocoPhillips	1,067	59,475
Continental Resources, Inc./OK	603	19,640
Crescent Point Energy Corp.	2,365	9,671
Devon Energy Corp.	669	17,769
Diamondback Energy, Inc.	286	22,900
Enbridge, Inc.	1,314	50,546
Eni SpA	4,936	60,644
EOG Resources, Inc.	364	29,244
EQT Corp.(b)	539	11,254
Equinor ASA	4,590	99,858
Equitrans Midstream Corp.	431	3,551
Exxon Mobil Corp.	713	41,618
Galp Energia SGPS SA	4,711	59,075
Hess Corp.	565	47,358
HollyFrontier Corp.	1,019	33,087
Imperial Oil Ltd.	1,534	50,615
Inter Pipeline Ltd.	3,237	47,374
Keyera Corp.	1,731	42,929
Kinder Morgan, Inc.	1,880	34,479
Koninklijke Vopak NV	1,705	80,794
Lundin Energy AB	2,787	95,557
Marathon Oil Corp.	1,390	16,833
Marathon Petroleum Corp.	1,407	86,953
Murphy Oil Corp.	914	19,825
Neste Oyj	4,680	308,678
Occidental Petroleum Corp.	864	22,429
OMV AG	1,553	90,104
ONEOK, Inc.	703	37,076
Ovintiv, Inc.	398	10,599
Ovintiv, Inc. (Canada)	403	10,738
Pembina Pipeline Corp.	2,130	68,852
Peyto Exploration & Development Corp.	1,639	7,462
Phillips 66	607	51,121
Pioneer Natural Resources Co.	271	41,243
PrairieSky Royalty Ltd.	1,883	20,965
Range Resources Corp.(b)	940	12,746
Royal Dutch Shell PLC – Class A	3,106	59,272
Royal Dutch Shell PLC – Class B	3,120	56,725

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Southwestern Energy Co.(b)(c)	2,381	$12,310
Suncor Energy, Inc.	1,483	34,250
Targa Resources Corp.	621	24,132
TC Energy Corp.	1,444	73,763
TOTAL SE	1,632	76,118
Tourmaline Oil Corp.	1,532	37,322
Valero Energy Corp.	618	49,687
Vermilion Energy, Inc.(b)	920	7,075
Williams Cos., Inc. (The)	1,051	27,683

		2,921,295

		3,080,627

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	370	65,956
American Tower Corp.	354	90,433
AvalonBay Communities, Inc.	234	48,424
Boston Properties, Inc.	360	42,322
British Land Co. PLC (The)	5,156	37,244
Brixmor Property Group, Inc.	1,101	25,004
Camden Property Trust	472	59,179
Colony Capital, Inc.(b)(c)	3,138	21,558
Covivio	424	39,945
Crown Castle International Corp.	494	93,613
Digital Realty Trust, Inc.	378	57,290
Duke Realty Corp.	1,323	61,467
Equinix, Inc.	91	67,041
Equity Residential	641	49,645
Essex Property Trust, Inc.	185	54,629
Extra Space Storage, Inc.	489	73,257
Federal Realty Investment Trust	282	32,244
Gecina SA	296	47,313
H&R Real Estate Investment Trust	3,643	48,039
Hammerson PLC	28,225	15,964
Healthpeak Properties, Inc.	1,144	38,187
Host Hotels & Resorts, Inc.(b)	1,706	29,292
ICADE	547	49,182
Intu Properties PLC(b)(e)	9,375	236
Iron Mountain, Inc.(c)	1,144	49,810
JBG SMITH Properties	232	7,473
Kimco Realty Corp.	1,471	31,347
Klepierre SA	1,062	30,843
Land Securities Group PLC	3,092	30,778
Macerich Co. (The)	518	8,241
Mid-America Apartment Communities, Inc.	487	78,261
National Retail Properties, Inc.	864	40,046

44 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Prologis, Inc.	1,398	$164,740
Public Storage	203	57,343
Realty Income Corp.	678	46,375
Regency Centers Corp.	664	42,894
RioCan Real Estate Investment Trust	3,105	54,592
SBA Communications Corp.	280	83,474
Segro PLC	5,086	75,205
Simon Property Group, Inc.	199	25,569
SL Green Realty Corp.(c)	358	28,361
SmartCentres Real Estate Investment Trust	1,619	39,227
UDR, Inc.	1,200	57,156
Ventas, Inc.	613	33,991
VEREIT, Inc.	687	32,681
Vornado Realty Trust	465	21,985
Welltower, Inc.	621	46,432
Weyerhaeuser Co.	1,110	42,136

		2,276,424

Real Estate Management & Development – 0.2%
Brookfield Property REIT, Inc. – Class A	456	8,546
CBRE Group, Inc. – Class A(b)	938	82,338
Deutsche Wohnen SE	1,099	69,971
First Capital Real Estate Investment Trust	2,575	37,920
Jones Lang LaSalle, Inc.(b)	249	50,360
Swiss Prime Site AG	732	75,170
Unibail-Rodamco-Westfield(b)	156	13,735
Vonovia SE	1,235	77,520

		415,560

		2,691,984

Total Common Stocks (cost $41,147,074)		71,479,922

INVESTMENT COMPANIES – 7.7%
Funds and Investment Trusts – 7.7%(g)
Altaba, Inc.(e)(f)	1,120	– 0	–
iShares Global Energy ETF(c)	97,950	2,561,392
iShares Russell 1000 Value ETF – Class E	41,760	6,728,789
iShares Russell 2000 Value ETF	20,070	3,362,327
VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E	98,020	3,123,897
Vanguard Global ex-U.S. Real Estate ETF	19,860	1,169,357
Vanguard Real Estate ETF(c)	11,760	1,174,589

Total Investment Companies (cost $15,821,551)		18,120,351

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (c) (cost $1,172,041)	U.S.$	1,174	$1,329,922

		Shares
PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00% (cost $9,589)		36	3,801

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford Intl PLC, expiring 11/26/2023(b)		20	7

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(b)		200	826
Occidental Petroleum Corp., expiring 08/03/2027(b)		108	1,183

			2,009

			2,016

Consumer Discretionary – 0.0%
Multiline Retail – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(b)		570	368

Total Warrants (cost $1,355)			2,384

RIGHTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
Ferrovial Sarts, expiring 05/21/2028(b)(e)(f) (cost $248)		1,042	254

46 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 8.1%
Investment Companies – 8.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(g)(h)(i) (cost $18,907,258)	18,907,258	$18,907,258

Total Investments Before Security Lending Collateral for Securities Loaned – 96.5% (cost $186,473,914)		226,024,356

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(g)(h)(i) (cost $3,507,363)	3,507,363	3,507,363

Total Investments – 98.0% (cost $189,981,277)		229,531,719
Other assets less liabilities – 2.0%		4,736,932

Net Assets – 100.0%		$234,268,651

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	41	July 2021	$2,826,950	$60,014
Canadian 10 Yr Bond Futures	60	September 2021	7,159,969	16,656
Cattle Feeder Futures	17	August 2021	1,286,475	9,308
Cocoa Futures	34	September 2021	835,040	(7,180)
Coffee Robusta Futures	48	July 2021	759,840	57,356
Coffee ‘C’ Futures	8	September 2021	492,900	96,998
Copper Futures	24	July 2021	2,806,500	231,838
Corn Futures	93	December 2021	2,536,575	85,525
Cotton No.2 Futures	16	December 2021	666,560	34,424
Euro STOXX 50 Index Futures	26	June 2021	1,279,325	45,054
Gasoline RBOB Futures	12	August 2021	1,061,474	106,952
Gold 100 OZ Futures	21	August 2021	4,001,130	251,106
Hang Seng Index Futures	9	June 2021	1,679,071	7,724
KC HRW Wheat Futures	22	December 2021	695,475	47,429
Lean Hogs Futures	15	August 2021	697,350	87,435
Live Cattle Futures	8	June 2021	370,800	(173)
Live Cattle Futures	19	August 2021	901,360	2,356

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
LME Lead Futures	16	July 2021	$874,100	$50,288
LME Nickel Futures	19	July 2021	2,062,944	72,585
LME Primary Aluminum Futures	120	July 2021	7,419,780	425,428
LME Zinc Futures	32	July 2021	2,442,200	191,466
Long Gilt Futures	43	September 2021	7,765,236	10,323
Low SU Gasoil Futures	16	September 2021	913,600	89,745
MSCI Emerging Markets Futures	150	June 2021	10,206,750	165,287
MSCI Singapore IX ETS Futures	29	June 2021	788,427	3,792
Natural Gas Futures	87	June 2021	2,597,820	(27,161)
Natural Gas Futures	33	August 2021	990,660	26,402
NY Harbor ULSD Futures	12	August 2021	1,028,614	111,873
Platinum Futures	18	July 2021	1,064,160	(31,930)
S&P 400 E-Mini Futures	6	June 2021	1,636,020	45,826
Silver Futures	13	July 2021	1,820,910	92,072
Soybean Futures	26	November 2021	1,784,575	206,842
Soybean Meal Futures	47	December 2021	1,849,450	30,923
Soybean oil Futures	54	December 2021	1,904,796	388,573
SPI 200 Futures	23	June 2021	3,176,455	123,372
Sugar 11 (World) Futures	33	June 2021	641,626	5,219
TOPIX Index Futures	46	June 2021	8,076,751	152,983
U.S. T-Note 5 Yr (CBT) Futures	68	September 2021	8,421,906	14,202
U.S. T-Note 10 Yr (CBT) Futures	88	September 2021	11,610,500	17,754
Wheat (CBT) Futures	23	December 2021	775,963	67,559
WTI Crude Futures	44	August 2021	2,886,400	259,928

Sold Contracts
FTSE 100 Index Futures	10	June 2021	996,740	(41,757)
Japan 10 Yr Bond (OSE) Futures	14	June 2021	19,305,686	(67,683)
LME Lead Futures	16	July 2021	874,100	(80,865)
LME Nickel Futures	8	July 2021	868,608	(72,286)
LME Primary Aluminum Futures	35	July 2021	2,164,102	(134,426)
LME Zinc Futures	11	July 2021	839,506	(43,692)
NASDAQ 100 E-MINI Futures	8	June 2021	2,189,840	15,932
Nikkei 225 (CME) Futures	2	June 2021	290,200	(6,456)
OMXS30 Index Futures	7	June 2021	189,180	218
S&P 500 E-Mini Futures	20	June 2021	4,202,400	(154,772)
S&P TSX 60 Index Futures	15	June 2021	2,926,866	(142,284)
TOPIX Index Futures	3	June 2021	526,745	(10,016)
U.S. T-Note 10 Yr (CBT) Futures	177	September 2021	23,352,938	2,928

				$2,891,014

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	88,907	USD	11,468	08/13/2021	$10,877
Bank of America, NA	USD	1,364	AUD	1,764	06/04/2021	738
Bank of America, NA	ILS	3,033	USD	935	06/23/2021	891
Bank of America, NA	USD	1,367	ILS	4,453	06/23/2021	4,498
Bank of America, NA	USD	1,886	NOK	15,686	07/15/2021	207

48 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	51,861	USD	699	07/28/2021	$(1,401)
Bank of America, NA	USD	3,749	RUB	278,450	07/28/2021	13,842
Bank of America, NA	CHF	1,269	USD	1,398	08/05/2021	(16,230)
Bank of America, NA	JPY	203,773	USD	1,872	08/19/2021	9,362
Barclays Bank PLC	USD	2,266	MXN	45,777	06/18/2021	27,028
Barclays Bank PLC	PHP	225,230	USD	4,584	07/22/2021	(122,675)
Barclays Bank PLC	USD	4,342	KRW	4,846,388	07/22/2021	29,937
Barclays Bank PLC	USD	955	PHP	46,741	07/22/2021	22,214
Barclays Bank PLC	MYR	6,981	USD	1,695	09/23/2021	2,439
Barclays Bank PLC	MYR	5,675	USD	1,371	09/23/2021	(4,838)
Barclays Bank PLC	USD	5,797	MYR	23,988	09/23/2021	17,299
BNP Paribas SA	BRL	4,938	USD	942	06/02/2021	(234)
BNP Paribas SA	USD	944	BRL	4,938	06/02/2021	(1,351)
BNP Paribas SA	NZD	1,274	USD	922	06/04/2021	(4,960)
BNP Paribas SA	SEK	9,073	USD	1,065	07/15/2021	(30,188)
BNP Paribas SA	USD	2,065	SEK	17,598	07/15/2021	58,553
Citibank, NA	BRL	5,057	USD	966	06/02/2021	1,383
Citibank, NA	USD	958	BRL	5,057	06/02/2021	6,822
Citibank, NA	HUF	167,287	USD	583	06/24/2021	(5,736)
Citibank, NA	USD	957	CNY	6,230	06/24/2021	18,519
Citibank, NA	USD	1,137	HUF	341,070	06/24/2021	64,636
Citibank, NA	COP	3,445,105	USD	925	07/15/2021	(2,140)
Citibank, NA	KRW	3,279,381	USD	2,932	07/22/2021	(26,246)
Citibank, NA	NZD	8,939	USD	6,470	07/29/2021	(35,282)
Deutsche Bank AG	AUD	4,936	USD	3,765	06/04/2021	(55,324)
Deutsche Bank AG	ILS	4,478	USD	1,365	06/23/2021	(13,871)
Deutsche Bank AG	INR	64,034	USD	860	07/15/2021	(16,755)
Goldman Sachs Bank USA	BRL	7,712	USD	1,474	06/02/2021	2,110
Goldman Sachs Bank USA	BRL	7,814	USD	1,471	06/02/2021	(20,299)
Goldman Sachs Bank USA	USD	1,435	BRL	7,712	06/02/2021	36,595
Goldman Sachs Bank USA	USD	1,494	BRL	7,814	06/02/2021	(2,138)
Goldman Sachs Bank USA	ILS	6,736	USD	2,044	06/23/2021	(30,702)
Goldman Sachs Bank USA	USD	1,023	ILS	3,401	06/23/2021	24,547
Goldman Sachs Bank USA	USD	1,467	BRL	7,814	07/02/2021	20,313
Goldman Sachs Bank USA	TWD	35,422	USD	1,294	07/07/2021	2,563
Goldman Sachs Bank USA	KRW	516,894	USD	459	07/22/2021	(7,399)
Goldman Sachs Bank USA	TWD	38,383	USD	1,368	07/22/2021	(33,958)
Goldman Sachs Bank USA	CHF	1,746	USD	1,916	08/05/2021	(29,704)
Goldman Sachs Bank USA	USD	1,470	CHF	1,330	08/05/2021	11,826
HSBC Bank USA	GBP	3,622	USD	4,990	06/17/2021	(155,854)
HSBC Bank USA	USD	945	ZAR	13,435	06/17/2021	30,273
HSBC Bank USA	USD	1,361	CNY	8,926	06/24/2021	36,725
HSBC Bank USA	EUR	7,320	USD	8,979	08/03/2021	17,708
HSBC Bank USA	USD	5,148	EUR	4,197	08/03/2021	(10,152)
HSBC Bank USA	USD	6,091	HKD	47,346	08/13/2021	10,352
HSBC Bank USA	USD	1,966	SGD	2,619	08/19/2021	16,409
JPMorgan Chase Bank, NA	DKK	3,946	USD	634	07/15/2021	(14,702)
JPMorgan Chase Bank, NA	INR	84,791	USD	1,116	07/15/2021	(45,681)
Morgan Stanley Capital Services, Inc.	BRL	2,483	USD	475	06/02/2021	679
Morgan Stanley Capital Services, Inc.	USD	472	BRL	2,483	06/02/2021	1,613

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,382	GBP	991	06/17/2021	$25,152
Morgan Stanley Capital Services, Inc.	MXN	17,815	USD	887	06/18/2021	(5,279)
Morgan Stanley Capital Services, Inc.	JPY	2,460,125	USD	22,593	08/19/2021	110,884
Morgan Stanley Capital Services, Inc.	MYR	3,669	USD	878	09/23/2021	(11,082)
Natwest Markets PLC	AUD	1,759	NZD	1,913	06/04/2021	31,750
Natwest Markets PLC	USD	938	CNY	6,085	06/24/2021	15,155
Natwest Markets PLC	SEK	9,771	USD	1,176	07/15/2021	(3,206)
Natwest Markets PLC	KRW	1,055,532	USD	934	07/22/2021	(17,774)
Natwest Markets PLC	USD	704	KRW	794,518	07/22/2021	12,399
Natwest Markets PLC	MYR	5,755	USD	1,390	09/23/2021	(4,394)
Standard Chartered Bank	TWD	38,167	USD	1,363	06/18/2021	(24,966)
Standard Chartered Bank	USD	446	TWD	12,360	06/18/2021	3,492
Standard Chartered Bank	USD	1,279	TWD	35,422	07/07/2021	12,157
Standard Chartered Bank	USD	942	IDR	13,549,838	07/15/2021	4,442
Standard Chartered Bank	USD	947	IDR	13,517,487	07/15/2021	(2,485)
Standard Chartered Bank	USD	705	INR	51,430	07/15/2021	(536)
Standard Chartered Bank	USD	1,801	PHP	87,536	07/22/2021	28,139
Standard Chartered Bank	USD	1,389	TWD	38,356	07/22/2021	12,240
State Street Bank & Trust Co.	AUD	590	USD	452	06/04/2021	(4,771)
State Street Bank & Trust Co.	USD	446	AUD	586	06/04/2021	6,696
State Street Bank & Trust Co.	GBP	2,951	USD	4,058	06/17/2021	(134,377)
State Street Bank & Trust Co.	USD	1,133	GBP	824	06/17/2021	37,520
State Street Bank & Trust Co.	USD	581	ZAR	8,241	06/17/2021	17,028
State Street Bank & Trust Co.	MXN	27,962	USD	1,385	06/18/2021	(15,418)
State Street Bank & Trust Co.	ILS	1,534	USD	471	06/23/2021	(1,589)
State Street Bank & Trust Co.	USD	473	CZK	9,853	06/24/2021	391
State Street Bank & Trust Co.	NOK	2,490	USD	293	07/15/2021	(6,935)
State Street Bank & Trust Co.	USD	946	CAD	1,142	07/16/2021	(555)
State Street Bank & Trust Co.	NZD	639	USD	463	07/29/2021	(2,527)
State Street Bank & Trust Co.	CHF	857	USD	946	08/05/2021	(9,240)
State Street Bank & Trust Co.	USD	456	CHF	416	08/05/2021	7,144
State Street Bank & Trust Co.	USD	542	JPY	59,022	08/19/2021	(2,785)
UBS AG	BRL	2,499	USD	460	06/02/2021	(17,163)
UBS AG	USD	478	BRL	2,499	06/02/2021	(684)
UBS AG	USD	706	GBP	499	06/17/2021	2,889
UBS AG	USD	931	TWD	25,798	06/18/2021	6,550
UBS AG	USD	1,364	CZK	29,590	06/24/2021	58,655
UBS AG	CAD	14,931	USD	11,921	07/16/2021	(447,979)
UBS AG	USD	712	KRW	795,392	07/22/2021	5,349
UBS AG	USD	918	PHP	44,778	07/22/2021	17,794
UBS AG	EUR	1,932	USD	2,357	08/03/2021	(8,859)
UBS AG	USD	743	CHF	665	08/05/2021	(1,696)

						$(495,336)

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 06/20/2021*	5.00%	Quarterly	0.54%	USD 4,420	$55,555	$1,324	$54,231

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	30,190	02/15/2024	3 Month LIBOR	2.605%	Quarterly/Semi-Annual	$2,055,726	$	– 0	–	$2,055,726
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	1,331,079		– 0	–	1,331,079
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	442,335		– 0	–	442,335
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/Semi-Annual	1,784,356		– 0	–	1,784,356
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	853,859		– 0	–	853,859
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/Semi-Annual	861,607		– 0	–	861,607
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(455,691)		– 0	–	(455,691)
NZD	9,130	11/16/2030	3 Month BKBM	0.839%	Quarterly/Semi-Annual	(653,671)		– 0	–	(653,671)
USD	4,800	04/01/2031	1.744%	3 Month LIBOR	Semi-Annual/ Quarterly	(99,061)		– 0	–	(99,061)

						$6,120,539	$	– 0	–	$6,120,539

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs Bank USA
USD/JPY 09/30/2021*	7.20%	Maturity	USD	53	$78,693	$	– 0	–	$78,693
Sale Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85	Maturity	USD	68	(32,237)		– 0	–	(32,237)
USD/JPY 04/19/2022*	6.85	Maturity	USD	110	(52,148)		– 0	–	(52,148)
UBS AG
USD/JPY 09/30/2021*	7.85	Maturity	USD	61	(130,668)		– 0	–	(130,668)

					$(136,360)	$	– 0	–	$(136,360)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $590,805 or 0.3% of net assets.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

52 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2021 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $167,566,656)	$207,117,098	(a)
Affiliated issuers (cost $22,414,621—including investment of cash collateral for securities loaned of $3,507,363)	22,414,621
Cash collateral due from broker	8,186,215
Foreign currencies, at value (cost $1,184,518)	1,129,675
Unrealized appreciation on forward currency exchange contracts	916,784
Unaffiliated dividends and interest receivable	284,388
Receivable for variation margin on futures	210,175
Unrealized appreciation on variance swaps	78,693
Receivable for capital stock sold	33,428
Affiliated dividends receivable	147

Total assets	240,371,224

Liabilities
Due to custodian	112,092
Payable for collateral received on securities loaned	3,507,363
Unrealized depreciation on forward currency exchange contracts	1,412,120
Payable for capital stock redeemed	321,592
Unrealized depreciation on variance swaps	215,053
Advisory fee payable	107,918
Payable for variation margin on centrally cleared swaps	91,275
Distribution fee payable	45,331
Administrative fee payable	43,373
Transfer Agent fee payable	19,378
Directors’ fees payable	4,933
Accrued expenses and other liabilities	222,145

Total liabilities	6,102,573

Net Assets	$234,268,651

Composition of Net Assets
Capital stock, at par	$117,156
Additional paid-in capital	186,074,923
Distributable earnings	48,076,572

Net Assets	$234,268,651

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$212,212,655	10,602,625	$20.02	*

C	$3,756,366	205,709	$18.26

Advisor	$14,178,518	701,954	$20.20

R	$489,065	24,541	$19.93

K	$1,274,352	63,859	$19.96

I	$2,357,695	116,921	$20.16

(a)	Includes securities on loan with a value of $6,039,523 (see Note E).
*	The maximum offering price per share for Class A shares was $20.91 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 53

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (unaudited)

Investment Income
Interest	$1,540,131
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $58,463)	894,386
Affiliated issuers	1,497
Securities lending income	13,993	$2,450,007

Expenses
Advisory fee (see Note B)	653,899
Distribution fee—Class A	251,294
Distribution fee—Class C	17,562
Distribution fee—Class R	1,374
Distribution fee—Class K	1,593
Transfer agency—Class A	154,794
Transfer agency—Class C	2,849
Transfer agency—Advisor Class	10,117
Transfer agency—Class R	730
Transfer agency—Class K	1,309
Transfer agency—Class I	1,353
Custody and accounting	97,016
Audit and tax	64,183
Administrative	51,195
Registration fees	48,082
Printing	29,097
Legal	17,550
Directors’ fees	10,348
Miscellaneous	25,665

Total expenses	1,440,010
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(5,654)

Net expenses		1,434,356

Net investment income		1,015,651

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		382,746
Forward currency exchange contracts		(773,855)
Futures		14,550,940
Swaps		1,741,219
Foreign currency transactions		40,390
Net change in unrealized appreciation/depreciation of:
Investments		14,574,828
Forward currency exchange contracts		1,008,676
Futures		(793,729)
Swaps		(3,736,760)
Foreign currency denominated assets and liabilities		859,771

Net gain on investment and foreign currency transactions		27,854,226

Net Increase in Net Assets from Operations		$28,869,877

(a)	Net of foreign capital gains taxes of $842.

See notes to consolidated financial statements.

54 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2021 (unaudited)	Year Ended November 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,015,651	$(144,785)
Net realized gain on investment and foreign currency transactions	15,941,440	2,716,962
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	11,912,786	14,839,696
Contributions from Affiliates (see Note B)	– 0	–	2,603

Net increase in net assets from operations	28,869,877	17,414,476
Distributions to Shareholders
Class A	(5,799,607)	(2,612,873)
Class C	(84,768)	(19,265)
Advisor Class	(394,414)	(228,997)
Class R	(14,845)	(13,697)
Class K	(39,779)	(17,881)
Class I	(68,210)	(43,187)
Capital Stock Transactions
Net increase (decrease)	1,672,099	(23,802,612)

Total increase (decrease)	24,140,353	(9,324,036)
Net Assets
Beginning of period	210,128,298	219,452,334

End of period	$234,268,651	$210,128,298

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2021, net assets of the Fund were $234,268,651, of which $19,585,705, or 8%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and

56 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

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Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$116,180,464		$	– 0	–	$116,180,464
Common Stocks:
Information Technology		10,810,103		887,888			– 0	–	11,697,991
Financials		6,528,871		4,726,921			– 0	–	11,255,792
Health Care		5,616,892		2,207,917			– 0	–	7,824,809
Industrials		5,617,601		1,984,533			13,800		7,615,934
Consumer Staples		4,633,012		1,738,861			– 0	–	6,371,873
Materials		4,175,378		1,923,682			– 0	–	6,099,060
Consumer Discretionary		4,331,963		1,711,219			– 0	–	6,043,182
Utilities		3,072,814		1,899,678			– 0	–	4,972,492
Communication Services		2,735,305		1,090,873			– 0	–	3,826,178
Energy		1,631,308		1,449,319			– 0	–	3,080,627
Real Estate		2,128,878		562,870			236		2,691,984
Investment Companies		18,120,351		– 0	–		0	(a)	18,120,351
Governments – Sovereign Bonds		– 0	–	1,329,922			– 0	–	1,329,922
Preferred Stocks		3,801		– 0	–		– 0	–	3,801
Warrants		2,384		– 0	–		– 0	–	2,384
Rights		– 0	–	– 0	–		254		254
Short-Term Investments		18,907,258		– 0	–		– 0	–	18,907,258
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,507,363		– 0	–		– 0	–	3,507,363

Total Investments in Securities		91,823,282		137,694,147			14,290		229,531,719
Other Financial Instruments(b):
Assets:
Futures		3,378,552		333,143			– 0	–	3,711,695	(c)
Forward Currency Exchange Contracts		– 0	–	916,784			– 0	–	916,784
Centrally Cleared Credit Default Swaps		– 0	–	55,555			– 0	–	55,555	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	7,328,962			– 0	–	7,328,962	(c)
Variance Swaps		– 0	–	78,693			– 0	–	78,693

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Investments in Securities:	Level 1		Level 2	Level 3			Total
Liabilities:
Futures	$(762,452)		$(58,229)	$	– 0	–	$(820,681	)(c)
Forward Currency Exchange Contracts	– 0	–	(1,412,120)		– 0	–	(1,412,120)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,208,423)		– 0	–	(1,208,423	)(c)
Variance Swaps	– 0	–	(215,053)		– 0	–	(215,053)

Total	$94,439,382		$143,513,459		$14,290		$237,967,131

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital

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gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital

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accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2021, the reimbursement for such services amounted to $51,195.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $79,796 for the six months ended May 31, 2021.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,675 from the sale of Class A shares and received $40 and $2 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2021.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee

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of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2021, such waiver amounted to $5,607.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2021 is as follows:

Fund	Market Value 11/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,913	$64,928	$63,933	$18,908	$1
Government Money Market Portfolio*	4,092	58,775	59,360	3,507	0	**

Total				$22,415	$1

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the year ended November 30, 2020, the Adviser reimbursed the Fund $2,603 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings (and related transactions). As a result, as of May 20, 2021, AXA no longer owns shares of Equitable.

Sales that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

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NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,508,395, $424,694 and $257,329 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2021 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)...................	$14,736,849		$10,416,567
U.S. government securities......................	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$56,569,442
Gross unrealized depreciation	(8,584,912)

Net unrealized appreciation	$47,984,530

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1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s

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settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2021, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2021, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks

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may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2021, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

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During the six months ended May 31, 2021, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the consolidated portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects

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the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2021, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended May 31, 2021, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended May 31, 2021, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial

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instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2021, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$61,863	*	Receivable/Payable for variation margin on futures	$67,683	*

Equity contracts	Receivable/Payable for variation margin on futures	560,188	*	Receivable/Payable for variation margin on futures	355,285	*

Commodity contracts	Receivable/Payable for variation margin on futures	3,089,644	*	Receivable/Payable for variation margin on futures	397,713	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	54,231	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	7,328,962	*	Receivable/Payable for variation margin on centrally cleared swaps	1,208,423	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	916,784		Unrealized depreciation on forward currency exchange contracts	1,412,120

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on variance swaps	$78,693	Unrealized depreciation on variance swaps	$215,053

Total		$12,090,365		$3,656,277

*  Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(807,081)	$(18,890)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	2,915,219	(1,179,532)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	12,442,802	404,693

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(773,855)	1,008,676

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,490,729	(3,379,621)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(112,136)	$	– 0	–

Foreign exchange contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	3,202		(66,371)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	99,087		(66,849)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	260,337		(223,919)

Total		$15,518,304		$(3,521,813)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2021:

Futures:
Average notional amount of buy contracts	$131,263,025
Average notional amount of sale contracts	$59,785,723
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$66,494,918
Average principal amount of sale contracts	$138,311,261
Inflation Swaps:
Average notional amount	$82,160,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$89,349,049
Credit Default Swaps:
Average notional amount of buy contracts	$2,600,000	(b)
Average notional amount of sale contracts	$2,600,000	(b)
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$4,420,400
Total Return Swaps:
Average notional amount	$2,438,522	(b)
Variance Swaps:
Average notional amount	$1,345,152

(a)	Positions were open for one month during the period.

(b)	Positions were open for less than one month during the period.

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For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB Global Risk Allocation Fund, Inc.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$10,877	$	– 0	–	$	– 0	–	$	– 0	–	$10,877
Bank of America, NA	29,538	(17,631)	– 0	–	– 0	–	11,907
Barclays Bank PLC	98,917	(98,917)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	58,553	(36,733)	– 0	–	– 0	–	21,820
Citibank, NA	91,360	(91,360)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	176,647	(124,200)	– 0	–	– 0	–	52,447
HSBC Bank USA	111,467	(111,467)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	138,328	(16,361)	– 0	–	– 0	–	121,967
Natwest Markets PLC	59,304	(25,374)	– 0	–	– 0	–	33,930
Standard Chartered Bank	60,470	(27,987)	– 0	–	– 0	–	32,483
State Street Bank & Trust Co.	68,779	(68,779)	– 0	–	– 0	–	– 0	–
UBS AG	91,237	(91,237)	– 0	–	– 0	–	– 0	–

Total	$995,477	$(710,046)	$	– 0	–	$	– 0	–	$285,431	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$17,631	$(17,631)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	127,513	(98,917)			– 0	–		– 0	–		28,596
BNP Paribas SA	36,733	(36,733)			– 0	–		– 0	–		– 0	–
Citibank, NA	153,789	(91,360)			– 0	–		– 0	–		62,429
Deutsche Bank AG	85,950	– 0	–		– 0	–		– 0	–		85,950
Goldman Sachs Bank USA	124,200	(124,200)			– 0	–		– 0	–		– 0	–
HSBC Bank USA	166,006	(111,467)			– 0	–		– 0	–		54,539
JPMorgan Chase Bank, NA	60,383	– 0	–		– 0	–		– 0	–		60,383
Morgan Stanley Capital Services, Inc.	16,361	(16,361)			– 0	–		– 0	–		– 0	–
Natwest Markets PLC	25,374	(25,374)			– 0	–		– 0	–		– 0	–
Standard Chartered Bank	27,987	(27,987)			– 0	–		– 0	–		– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$178,197	$(68,779)	$	– 0	–	$	– 0	–	$109,418
UBS AG	607,049	(91,237)		– 0	–		– 0	–	515,812

Total	$1,627,173	$(710,046)	$	– 0	–	$	– 0	–	$917,127	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the consolidated portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a

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loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2021 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 6,039,523	$3,507,363	$2,688,760	$13,809	$184	$47

*	As of May 31, 2021.

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NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2021 (unaudited)	Year Ended November 30, 2020	Six Months Ended May 31, 2021 (unaudited)	Year Ended November 30, 2020

Class A
Shares sold	351,481	273,127	$6,746,298	$4,522,761

Shares issued in reinvestment of dividends	290,752	140,151	5,201,557	2,339,121

Shares converted from Class C	10,799	21,515	205,008	356,570

Shares redeemed	(575,419)	(1,535,951)	(10,907,582)	(25,067,376)

Net increase (decrease)	77,613	(1,101,158)	$1,245,281	$(17,848,924)

Class C
Shares sold	28,178	10,814	$491,301	$161,636

Shares issued in reinvestment of dividends	4,540	1,119	74,359	17,147

Shares converted to Class A	(11,818)	(23,536)	(205,008)	(356,570)

Shares redeemed	(20,165)	(53,115)	(345,875)	(777,480)

Net increase (decrease)	735	(64,718)	$14,777	$(955,267)

Advisor Class
Shares sold	77,739	109,580	$1,491,131	$1,865,421

Shares issued in reinvestment of dividends	18,868	11,991	340,187	201,692

Shares redeemed	(59,148)	(321,529)	(1,132,003)	(5,042,641)

Net increase (decrease)	37,459	(199,958)	$699,315	$(2,975,528)

Class R
Shares sold	726	2,875	$13,692	$45,686

Shares issued in reinvestment of dividends	832	826	14,845	13,697

Shares redeemed	(11,975)	(51,414)	(226,871)	(817,060)

Net decrease	(10,417)	(47,713)	$(198,334)	$(757,677)

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	Shares		Amount
	Six Months Ended May 31, 2021 (unaudited)	Year Ended November 30, 2020	Six Months Ended May 31, 2021 (unaudited)	Year Ended November 30, 2020

Class K
Shares sold	6,318	21,508	$117,875	$362,157

Shares issued in reinvestment of dividends	2,230	1,074	39,777	17,880

Shares redeemed	(17,363)	(28,433)	(324,421)	(461,812)

Net decrease	(8,815)	(5,851)	$(166,769)	$(81,775)

Class I
Shares sold	12,482	7,126	$243,007	$119,836

Shares issued in reinvestment of dividends	3,789	2,572	68,208	43,186

Shares redeemed	(12,279)	(79,791)	(233,386)	(1,346,463)

Net increase (decrease)	3,992	(70,093)	$77,829	$(1,183,441)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for

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a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the

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Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

LIBOR Transition and Associated Risk—A Fund may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to

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include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2021.

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NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2021 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2020 and November 30, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$2,935,900	$1,300,406

Total distributions paid	$2,935,900	$1,300,406

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,900,260
Accumulated capital and other losses	(5,078,073	)(a)
Unrealized appreciation/(depreciation)	10,487,543	(b)

Total accumulated earnings/(deficit)	$11,309,730	(c)

(a)	As of November 30, 2020, the Fund had a net capital loss carryforward of $5,014,794. As of November 30, 2020, the cumulative deferred loss on straddles was $63,279.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of Treasury inflation-protected securities, the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2020, the Fund had a net short-term capital loss carryforward of $2,862,553 and a net long-term capital loss carryforward of $2,152,241, which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

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NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$ 18.11		$ 16.77	$ 15.62		$ 16.75		$ 15.79		$ 15.29

Income From Investment Operations

Net investment income (loss)(a)(b)	.09		(.01)	.08		.15		.13		.15	†

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.37		1.58	1.16		(.76)		1.67		.36

Contributions from Affiliates	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.46		1.57	1.24		(.61)		1.80		.51

Less: Dividends and Distributions

Dividends from net investment income	(.55)		(.21)	(.09)		(.52)		(.84)		(.01)

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.55)		(.23)	(.09)		(.52)		(.84)		(.01)

Net asset value, end of period	$ 20.02		$ 18.11	$ 16.77		$ 15.62		$ 16.75		$ 15.79

Total Return

Total investment return based on net asset value(d)*	14.08%		9.39%	7.99%		(3.81)%		12.00	%(e)	3.34	%†

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$212,213		$190,591	$194,924		$202,193		$243,518		$228,036

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.30	%^	1.36%	1.37%		1.28%		1.29%		1.28%

Expenses, before waivers/reimbursements(f)(g)	1.30	%^	1.37%	1.37%		1.29%		1.30%		1.30%

Net investment income (loss)(b)	.91	%^	(.06)%	.47%		.94%		.79%		.96	%†

Portfolio turnover rate	5%		20%	3%		9%		30%		79%

See	footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$ 16.50		$ 15.26	$ 14.24		$ 15.17		$ 14.37		$ 14.01

Income From Investment Operations

Net investment income (loss)(a)(b)	.01		(.15)	(.04)		.03		(.07)		.03	†

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.17		1.46	1.06		(.70)		1.60		.33

Contributions from Affiliates	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.18		1.31	1.02		(.67)		1.53		.36

Less: Dividends and Distributions

Dividends from net investment income	(.42)		(.05)	– 0	–	(.26)		(.73)		– 0	–

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.42)		(.07)	– 0	–	(.26)		(.73)		– 0	–

Net asset value, end of period	$ 18.26		$ 16.50	$ 15.26		$ 14.24		$ 15.17		$ 14.37

Total Return

Total investment return based on net asset value(d)*	13.62%		8.57%	7.16%		(4.50)%		11.18	%(e)	2.57	%†

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,756		$3,382	$4,115		$7,588		$12,188		$40,885

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	2.06	%^	2.12%	2.13%		2.04%		2.05%		2.03%

Expenses, before waivers/reimbursements(f)(g)	2.06	%^	2.13%	2.13%		2.05%		2.06%		2.05%

Net investment income (loss)(b)	.15	%^	(1.02)%	(.30)%		.17%		(.46)%		.18	%†

Portfolio turnover rate	5%		20%	3%		9%		30%		79%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$ 18.29		$ 16.93	$ 15.77		$ 16.92		$ 15.94		$ 15.41

Income From Investment Operations

Net investment income(a)(b)	.11		.01	.12		.20		.19		.16	†

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		1.62	1.17		(.79)		1.67		.40

Contributions from Affiliates	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.50		1.63	1.29		(.59)		1.86		.56

Less: Dividends and Distributions

Dividends from net investment income	(.59)		(.25)	(.13)		(.56)		(.88)		(.03)

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.59)		(.27)	(.13)		(.56)		(.88)		(.03)

Net asset value, end of period	$ 20.20		$ 18.29	$ 16.93		$ 15.77		$ 16.92		$ 15.94

Total Return

Total investment return based on net asset value(d)*	14.19%		9.68%	8.27%		(3.58)%		12.38	%(e)	3.55	%†

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,179		$12,153	$14,632		$13,201		$17,200		$12,960

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.05	%^	1.12%	1.12%		1.03%		1.04%		1.03%

Expenses, before waivers/reimbursements(f)(g)	1.05	%^	1.12%	1.12%		1.04%		1.05%		1.05%

Net investment income(b)	1.19	%^	.06%	.72%		1.20%		1.19%		1.06	%†

Portfolio turnover rate	5%		20%	3%		9%		30%		79%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$ 17.94		$ 16.61	$ 15.47		$ 16.59		$ 15.61		$ 15.15

Income From Investment Operations

Net investment income (loss)(a)(b)	.03		(.18)	.00	(c)	.09		.06		.06	†

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38		1.68	1.18		(.75)		1.67		.40

Contributions from Affiliates	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.41		1.50	1.18		(.66)		1.73		.46

Less: Dividends and Distributions

Dividends from net investment income	(.42)		(.15)	(.04)		(.46)		(.75)		– 0	–

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.42)		(.17)	(.04)		(.46)		(.75)		– 0	–

Net asset value, end of period	$ 19.93		$ 17.94	$ 16.61		$ 15.47		$ 16.59		$ 15.61

Total Return

Total investment return based on net asset value(d)*	13.85%		9.03%	7.63%		(4.11)%		11.63	%(e)	3.04	%†

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$489		$627	$1,373		$1,952		$2,526		$2,743

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.66	%^	1.70%	1.71%		1.62%		1.63%		1.61%

Expenses, before waivers/reimbursements(f)(g)	1.67	%^	1.71%	1.71%		1.63%		1.64%		1.62%

Net investment income (loss)(b)	.31	%^	(1.11)%	.00	%(h)	.58%		.36%		.41	%†

Portfolio turnover rate	5%		20%	3%		9%		30%		79%

See	footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$ 18.06		$ 16.72	$ 15.58		$ 16.71		$ 15.75		$ 15.25

Income From Investment Operations

Net investment income (loss)(a)(b)	.08		(.02)	.07		.15		.10		.15	†

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.37		1.58	1.16		(.77)		1.68		.36

Contributions from Affiliates	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.45		1.56	1.23		(.62)		1.78		.51

Less: Dividends and Distributions

Dividends from net investment income	(.55)		(.20)	(.09)		(.51)		(.82)		(.01)

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.55)		(.22)	(.09)		(.51)		(.82)		(.01)

Net asset value, end of period	$ 19.96		$ 18.06	$ 16.72		$ 15.58		$ 16.71		$ 15.75

Total Return

Total investment return based on net asset value(d)*	14.09%		9.35%	7.93%		(3.80)%		12.00	%(e)	3.27	%†

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,274		$1,312	$1,313		$1,147		$1,265		$1,809

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.35	%^	1.40%	1.40%		1.31%		1.31%		1.30%

Expenses, before waivers/reimbursements(f)(g)	1.35	%^	1.40%	1.40%		1.32%		1.33%		1.31%

Net investment income (loss)(b)	.81	%^	(.13)%	.43%		.91%		.66%		1.00	%†

Portfolio turnover rate	5%		20%	3%		9%		30%		79%

See	footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$ 18.27		$ 16.91	$ 15.76		$ 16.90		$ 15.94		$ 15.39

Income From Investment Operations

Net investment income(a)(b)	.11		.04	.13		.20		.18		.29†

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38		1.60	1.16		(.77)		1.69		.30

Contributions from Affiliates	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.49		1.64	1.29		(.57)		1.87		.59

Less: Dividends and Distributions

Dividends from net investment income	(.60)		(.26)	(.14)		(.57)		(.91)		(.04)

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.60)		(.28)	(.14)		(.57)		(.91)		(.04)

Net asset value, end of period	$ 20.16		$ 18.27	$ 16.91		$ 15.76		$ 16.90		$ 15.94

Total Return

Total investment return based on net asset value(d)*	14.29%		9.72%	8.27%		(3.52)%		12.39	%(e)	3.81	%†

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,358		$2,063	$3,095		$2,083		$2,467		$2,218

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.02	%^	1.06%	1.07%		.98%		.93%		.86%

Expenses, before waivers/reimbursements(f)(g)	1.03	%^	1.07%	1.07%		.98%		.95%		.87%

Net investment income(b)	1.19	%^	.21%	.78%		1.25%		1.14%		1.88	%†

Portfolio turnover rate	5%		20%	3%		9%		30%		79%

See	footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2021 and the years ended November 30, 2020, November 30, 2018, November 30, 2017 and November 30, 2016, such waiver amounted to .01% (annualized), .01%, .01%, .01% and .02%, respectively.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016
Class A
Net of waivers/reimbursements	1.30	%^	1.36%	1.35%	1.27%	1.29%	1.28%
Before waivers/reimbursements	1.30	%^	1.37%	1.36%	1.28%	1.30%	1.29%
Class C
Net of waivers/reimbursements	2.06	%^	2.12%	2.11%	2.03%	2.05%	2.03%
Before waivers/reimbursements	2.06	%^	2.13%	2.11%	2.04%	2.06%	2.05%
Advisor Class
Net of waivers/reimbursements	1.05	%^	1.12%	1.10%	1.02%	1.04%	1.03%
Before waivers/reimbursements	1.05	%^	1.12%	1.11%	1.03%	1.05%	1.05%
Class R
Net of waivers/reimbursements	1.66	%^	1.70%	1.69%	1.62%	1.63%	1.61%
Before waivers/reimbursements	1.67	%^	1.71%	1.69%	1.62%	1.64%	1.62%
Class K
Net of waivers/reimbursements	1.35	%^	1.40%	1.38%	1.30%	1.31%	1.29%
Before waivers/reimbursements	1.35	%^	1.40%	1.38%	1.31%	1.33%	1.31%
Class I
Net of waivers/reimbursements	1.02	%^	1.06%	1.05%	.97%	.93%	.85%
Before waivers/reimbursements	1.03	%^	1.07%	1.05%	.97%	.95%	.87%

(h)	Amount is less than .005%.

†	For the year ended November 30, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.06%	.06%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2020, November 30, 2019, November 30, 2018, November 30, 2017 and November 30, 2016 by .01%, .31%, .01%, .81% and .01%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended November 30, 2017 by .02%.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President Leon Zhu(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Quantitative Investment Team. Messrs. Loewy and Zhu are the investment professionals with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Fund, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held by video conference on May 3-5, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

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Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2021. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and

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noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued, and rules adopted, by the SEC. The directors noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the

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Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 30, 2021, High Yield Portfolio was named FlexFee High Yield Portfolio.

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0521

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 27, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 27, 2021